Tactical Conservative Allocation Fund

Class A:  TFALX

Class I:  TFAZX

Tactical Moderate Allocation Fund

 Class A:  TFAMX

Class I:   TFAUX

Tactical Growth Allocation Fund

 Class A:  TFAEX

 Class I:   TFAFX

PROSPECTUS

May 1, 2020

Advised by: Tactical Fund Advisors, LLC
8316 Cornell Road
Cincinnati, OH 45249

www.tfafunds.com

This Prospectus provides important information about the Funds that you should know before investing. Please read it carefully and keep it for future reference.

The U.S. Securities and Exchange Commission have not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.tfafunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you. You may also elect to receive all future reports in paper free of charge.

TABLE OF CONTENTS

Page

Tactical Conservative Allocation Fund

1

Investment Objective

1

Fees and Expenses of the Fund

1

Portfolio Turnover

2

Principal Investment Strategies

2

Principal Investment Risks

3

Performance

5

Investment Adviser

5

Tactical Moderate Allocation Fund

7

Investment Objective

7

Fees and Expenses of the Fund

7

Portfolio Turnover

8

Principal Investment Strategies

8

Principal Investment Risks

9

Performance

11

Investment Adviser

11

Tactical Growth Allocation Fund

13

Investment Objective

13

Fees and Expenses of the Fund

13

Portfolio Turnover

14

Principal Investment Strategies

14

Principal Investment Risks

15

Performance

17

Investment Adviser

17

Additional Information About Investment Objectives And Principal Investment Strategies

20

Investment Objectives

20

Principal Investment Strategies

20

Temporary Defensive Investments

24

Portfolio Holdings Disclosure

28

Cybersecurity

28

Management

29

How Fund Shares Are Priced

30

How To Purchase Shares

31

Automatic Investment Plans

34

How To Redeem Shares

34

Redeeming By Mail

35

Additional Redemption Information

36

Taxes

37

Distribution Of Shares

37

Financial Highlights

40

Privacy Notice

46

1

TACTICAL CONSERVATIVE ALLOCATION FUND

Investment Objective

:  The Tactical Conservative Allocation Fund (the “Fund”) seeks to provide capital appreciation with a secondary objective of capital preservation

Fees and Expenses of the Fund

:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.30%	1.30%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses (1)	0.75%	0.56%
Acquired Fund Fees and Expenses(1)	0.12%	0.12%
Total Annual Fund Operating Expenses	2.42%	1.98%
Fee Waiver and/or Expense Reimbursement(2)	(0.30)%	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.12%	1.87%

(1)  Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(2) The Fund's Adviser (defined below) has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2021, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed  1.95% and 2.20% of the average daily net assets attributable to the Class I and Class A shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment.  This agreement may be terminated only by the Board of Trustees (the “Board”), on 60 days written notice to the Fund's Adviser.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$215	$726	$1,263	$2,734
I	$190	$611	$1,057	$2,297

Portfolio Turnover

:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period ended December 31, 2019, the Fund’s portfolio turnover rate was 674.08%.

Principal Investment Strategies

:  The Fund seeks to provide capital appreciation. The Fund’s adviser, Tactical Fund Advisors, LLC (the “Adviser”), delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Fund may invest in domestic and foreign equities, equity-related securities such as options on equity indices or index exchange traded funds (“ETFs”), investment grade fixed income securities, ETFs that primarily invest in equities and/or fixed income securities and exchange traded notes (“ETNs”) linked to the VIX (market volatility) index. ETFs that primarily invest in fixed income securities will include ETFs that invest in high-yield bonds (commonly known as “junk bonds”), investment grade corporate bonds, municipal securities and U.S. Treasury securities. The Fund may short shares of equity and fixed income ETFs.

Foreign equity securities or ETFs that the Fund may invest in may also include issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EAFE Index. The Fund considers investment grade securities to be those that are rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or BBB- or higher by S&P at the time of purchase.

The Fund’s sub-advisers invest the assets delegated to them by the Adviser as follows:

Anchor Capital Management Group Inc. (“Anchor Capital”) – Anchor Capital uses proprietary quantitative risk models to invest both long and/or short in domestic and foreign equity and fixed income ETFs. Anchor Capital expects its allocation of the Fund’s assets to have equity exposure between -20% and 25% and fixed income exposure between -50% and 75%.

Exceed Advisory LLC (“Exceed Advisory”) – Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income securities for the purposes of generating income for the options strategy as well as collateral for the options.

Tuttle Tactical Management LLC (“Tuttle”) – Tuttle uses a proprietary market trend model to invest in a portfolio of dividend-paying domestic and international equities and equity ETFs. Depending on the sub-adviser’s model, its allocation may also be fully invested in ETFs that primarily invest in fixed income ETFs. The sub-adviser may also use volatility-linked ETNs for hedging purposes.

Synergy Financial Management, LLC (“Synergy”) – Synergy invests its allocation of the Fund’s assets in a diversified portfolio of global equity investments that seeks to outperform the S&P 500 by investing primarily in U.S. and foreign equity securities and ETFs.

The Fund expects to have a high portfolio turnover which may result in higher transactional costs.

Principal Investment Risks

:  As with all mutual funds, there is the risk that you could lose all or part of your investment in the Fund. The Fund may not achieve its investment objective and is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following is a summary description of principal risks of investing in the Fund and apply to the Fund’s direct investment in securities as well the Fund’s indirect investments in other registered funds. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Credit Risk

:  There is a risk that issuers will not make payments on fixed income securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer's financial condition changes. The issuer of a fixed income security may also default on its obligations.

Equity Risk

:  The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Emerging Markets Risk

:  Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Exchange Traded Fund Risk

:  The Fund may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. The market price for a Fund’s shares may deviate from a Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

Leveraged ETF Risk

:  Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Exchange Traded Note Risk

:  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer, credit and interest rate risks.

Foreign Risk

:  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

High Yield Risk

:  Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

Interest Rate Risk

:  Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity.

Management Risk

:  The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results. Additionally, the Adviser’s judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

Market and Geopolitical Risk

:  The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Model Risk

:  Like all quantitative analysis, the sub-advisers’ investment models carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the sub-advisers’ mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.

Options Risk

:  There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested if the value of the reference index or security is below (above) the call (put) strike at maturity.

Portfolio Turnover Risk

:  A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Short Position Risk

:  The Fund may also take short positions, including shares of an ETF. A “short” position is, in effect, similar to a sale in which the Fund sells a security it does not own but, has borrowed in anticipation that the market price of the security will decline. The Fund must replace a short security position by purchasing it at the market price at the time of replacement. Therefore, the potential loss on a “short” position is unlimited.

Performance

:  Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Investment Adviser

:  Tactical Fund Advisors, LLC

Sub-Advisers

:

Anchor Capital Management Group, Inc.

Exceed Advisory LLC

Tuttle Tactical Management, LLC

Synergy Financial Management, LLC

Investment Adviser Portfolio Manager

:  Drew Horter, Chief Executive Officer of the Adviser, has served the Fund as a portfolio manager since its inception in March 2019.

Sub-Adviser Portfolio Managers

:

Eric Leake, President of Anchor Capital and Garrett Waters, Chief Executive Officer of Anchor Capital, have each served the Fund as a portfolio manager since its inception in March 2019.

Joseph Halpern, Managing Member of Exceed Advisory, has served the Fund as a portfolio manager since its inception in March 2019.

Matthew Tuttle, Managing Member and Chief Investment Officer of Tuttle, has served the Fund as a portfolio manager since its inception in March 2019.

Joe Maas, Chief Investment Officer of Synergy, has served the Fund as a portfolio manager since January 1, 2020.

Each portfolio manager is primarily and jointly responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

:  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, telephone, or through your broker. The Fund or the Adviser may waive any investment minimum.

Class	Minimum Investment
	Initial	Subsequent
A	$500	$250
I	$500	$250

Tax Information

:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plan.

Payments to Broker-Dealers and Other Financial Intermediaries

:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TACTICAL MODERATE ALLOCATION FUND

Investment Objective

:  The Tactical Moderate Allocation Fund will seek to provide capital appreciation.

Fees and Expenses of the Fund

:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.30%	1.30%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses (1)	3.11%	0.52%
Acquired Fund Fees and Expenses(1)	0.12%	0.12%
Total Annual Fund Operating Expenses	4.78%	1.94%
Fee Waiver and/or Expense Reimbursement (2)	(2.66)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.12%	1.87%

(1)  Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(2) The Fund's Adviser (defined below) has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2021, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed  1.95% and 2.20% of the average daily net assets attributable to the Class I and Class A shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment.  This agreement may be terminated only by the Board of Trustees (the “Board”), on 60 days written notice to the Fund's Adviser.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$215	$1201	$2191	$4685
I	$190	$602	$1041	$2295

Portfolio Turnover

:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period ended December 31, 2019, the Fund’s portfolio turnover rate was 911.79%.

Principal Investment Strategies

:  The Fund seeks to provide capital appreciation. The Fund’s adviser, Tactical Fund Advisors, LLC (the “Adviser”), delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Fund may invest in domestic and foreign equities, equity-related securities such as options on equity indices or index ETFs, investment grade fixed income securities, ETFs that primarily invest in equities and/or fixed income securities and ETNs linked to the VIX (market volatility) index. ETFs that primarily invest in fixed income securities will include ETFs that invest in high-yield bonds (commonly known as “junk bonds”), investment grade corporate bonds, municipal securities and U.S. Treasury securities. The Fund may short shares of equity and fixed income ETFs.

Foreign equity securities or ETFs that the Fund may invest in may also include issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EM Index. The Fund considers investment grade securities to be those that are rated Baa3 or higher by Moody’s Investors Service, Inc. or BBB- or higher by S&P at the time of purchase.

The Fund’s sub-advisers invest the assets delegated to them by the Adviser as follows:

Anchor Capital Management Group Inc. (“Anchor Capital”) – Anchor Capital uses proprietary quantitative risk models to invest both long and/or short in domestic and foreign equity and fixed income ETFs. Anchor Capital expects its allocation of the Fund’s assets to have equity exposure between -25% and 50% and fixed income exposure between -50% and 50%.

Exceed Advisory LLC (“Exceed Advisory”) – Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income securities for the purposes of generating income for the options strategy as well as collateral for the options.

Tuttle Tactical Management LLC (“Tuttle”) – Tuttle uses a proprietary market trend model to invest in a portfolio of domestic and international and equity ETFs including leveraged, fixed income, and inverse ETFs. Depending on the sub-adviser’s model, its allocation may also be fully invested in ETFs that primarily invest in U.S. Treasury securities. The sub-adviser may also use volatility-linked ETNs for hedging purposes.

Synergy Financial Management, LLC (“Synergy”) – Synergy invests its allocation of the Fund’s assets in a diversified portfolio of global equity investments that seeks to outperform the S&P 500 by investing primarily in U.S. and foreign equity securities and ETFs.

The Fund expects to have a high portfolio turnover which may result in higher transactional costs.

Principal Investment Risks

:  As with all mutual funds, there is the risk that you could lose all or part of your investment in the Fund. The Fund may not achieve its investment objective and is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following is a summary description of principal risks of investing in the Fund and apply to the Fund’s direct investment in securities as well the Fund’s indirect investments in other registered funds. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Credit Risk

:  There is a risk that issuers will not make payments on fixed income securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer's financial condition changes. The issuer of a fixed income security may also default on its obligations.

Equity Risk

:  The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Emerging Markets Risk

:  Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Exchange Traded Fund Risk

:  The Fund may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. The market price for the fund’s shares may deviate from a fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for fund shares than the fund’s net asset value, which is reflected in the bid and ask price for fund shares or in the closing price.

Inverse ETF Risk

:  Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

Leveraged ETF Risk

:  Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Exchange Traded Note Risk

:  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Foreign Risk

:  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

High Yield Risk

:  Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

Interest Rate Risk

:  Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity.

Management Risk

:  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results. Additionally, the Adviser’s judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

Market and Geopolitical Risk

:  The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Model Risk

:  Like all quantitative analysis, the sub-advisers’ investment models carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the sub-advisers’ mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.

Options Risk

:  There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested if the value of the reference index or security is below (above) the call(put) strike at maturity.

Portfolio Turnover Risk

:  A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund's return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Short Position Risk

:  The Fund may also take short positions, including shares of an ETF. A “short” position is, in effect, similar to a sale in which the Fund sells a security it does not own but, has borrowed in anticipation that the market price of the security will decline. The Fund must replace a short security position by purchasing it at the market price at the time of replacement. Therefore, the potential loss on a “short” position is unlimited.

Performance

:  Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Investment Adviser

:  Tactical Fund Advisors, LLC

Sub-Advisers

:

Anchor Capital Management Group, Inc.

Exceed Advisory LLC

Tuttle Tactical Management, LLC

Synergy Financial Management, LLC

Investment Adviser Portfolio Manager

:  Drew Horter, Chief Executive Officer of the Adviser, has served the Fund as a portfolio manager since its inception in March 2019.

Sub-Adviser Portfolio Managers

:

Joseph Halpern, Managing Member of Exceed Advisory, has served the Fund as a portfolio manager since its inception in March 2019.

Matthew Tuttle, Managing Member and Chief Investment Officer of Tuttle, has served the Fund as a portfolio manager since its inception in March 2019.

Eric Leake, President of Anchor Capital and Garrett Waters, Chief Executive Officer of Anchor Capital Management Group Inc., have each served the Fund as a portfolio manager since its inception in March 2019.

Joe Maas, Chief Investment Officer of Synergy, has served the Fund as a portfolio manager since January 1, 2020.

Each portfolio manager is primarily and jointly responsible for the day-to-day management of the Fund

Purchase and Sale of Fund Shares

:  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, telephone, or through your broker. The Fund or the Adviser may waive any investment minimum.

Class	Minimum Investment
	Initial	Subsequent
A	$500	$250
I	$500	$250

Tax Information

:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries

:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TACTICAL GROWTH ALLOCATION FUND

Investment Objective

:  The Tactical Growth Allocation Fund will seek to provide capital appreciation.

Fees and Expenses of the Fund

:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.30%	1.30%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses (1)	3.00%	0.57%
Acquired Fund Fees and Expenses(1)	0.13%	0.13%
Total Annual Fund Operating Expenses	4.68%	2.00%
Fee Waiver and/or Expense Reimbursement (2)	(2.55)%	(0.12)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.13%	1.88%

(1)  Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(2) The Fund's Adviser (defined below) has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2021, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed  1.95% and 2.20% of the average daily net assets attributable to the Class I and Class A shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment.  This agreement may be terminated only by the Board of Trustees (the “Board”), on 60 days written notice to the Fund's Adviser.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$216	$1182	$2,154	$4612
I	$191	$616	$1067	$2318

Portfolio Turnover

:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period ended December 31, 2019, the Fund’s portfolio turnover rate was 929.77%.

Principal Investment Strategies

:  The Fund seeks to provide capital appreciation. The Fund’s adviser, Tactical Fund Advisors, LLC (the “Adviser”), delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Fund may invest in domestic and foreign equities, equity-related securities such as options on equity indices or index ETFs, investment grade fixed income securities, ETFs that primarily invest in equities and/or investment grade fixed income securities and ETNs linked to the VIX (market volatility) index. ETFs that the Fund may invest in include leveraged ETFs. The Fund may short shares of equity and fixed income ETFs.

Foreign equity securities or ETFs that the Fund may invest in may also include issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EAFE Index. The Fund considers investment grade securities to be those that are rated Baa3 or higher by Moody’s Investors Service, Inc. or BBB- or higher by S&P at the time of purchase.

The Fund’s sub-advisers invest the assets delegated to them by the Adviser as follows:

Anchor Capital Management Group Inc. (“Anchor Capital”) – Anchor Capital uses proprietary quantitative risk models to invest both long and/or short in domestic and foreign equity ETFs. Anchor Capital expects its allocation of the Fund’s assets to have equity exposure between -40% and 100%.

Exceed Advisory LLC (“Exceed Advisory”) – Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income securities for the purposes of generating income for the options strategy as well as collateral for the options.

Tuttle Tactical Management LLC (“Tuttle”) – Tuttle uses a proprietary market trend model to invest in a portfolio of domestic and international and equity ETFs including leveraged and inverse ETFs. Depending on the sub-adviser’s model, its allocation may also be fully invested in ETFs that primarily invest in U.S. Treasury securities. The portfolio can also use volatility ETNs for hedging purposes and leveraged ETFs to take advantage of opportunities the sub-adviser sees in the market.

Synergy Financial Management, LLC (“Synergy”) – Synergy invests its allocation of the Fund’s assets in a diversified portfolio of global equity investments that seeks to outperform the S&P 500 by investing primarily in U.S. and foreign equity securities and ETFs.

The Fund expects to have a high portfolio turnover which may result in higher transactional costs.

Principal Investment Risks

:  As with all mutual funds, there is the risk that you could lose all or part of your investment in the Fund. The Fund may not achieve its investment objective and is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following is a summary description of principal risks of investing in the Fund and apply to the Fund’s direct investment in securities as well the Fund’s indirect investments in other registered funds. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Credit Risk

:  There is a risk that issuers will not make payments on fixed income securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer's financial condition changes. The issuer of a fixed income security may also default on its obligations.

Equity Risk

:  The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Emerging Markets Risk

:  Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Exchange Traded Fund Risk

:  The Fund may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. The market price for a fund’s shares may deviate from a fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for fund shares than a fund’s net asset value, which is reflected in the bid and ask price for fund shares or in the closing price.

Leveraged ETF Risk

:  Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Inverse ETF Risk

:  Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

Exchange Traded Note Risk

:  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect.  ETNs also are subject to issuer and fixed-income risk.

Foreign Risk

:  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

High Yield Risk

:  Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

Interest Rate Risk

:  Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity.

Management Risk

:  The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results. Additionally, the Adviser’s judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

Market and Geopolitical Risk

:  The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Model Risk

:  Like all quantitative analysis, the sub-advisers’ investment models carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the sub-advisers’ mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.

Options Risk

:  There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested if the value of the reference index or security is below (above) the call(put) strike at maturity.

Portfolio Turnover Risk

:  A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Short Position Risk

:  The Fund may also take short positions, including shares of an ETF. A “short” position is, in effect, similar to a sale in which the Fund sells a security it does not own but, has borrowed in anticipation that the market price of the security will decline. The Fund must replace a short security position by purchasing it at the market price at the time of replacement. Therefore, the potential loss on a “short” position is unlimited.

Performance

:  Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Investment Adviser

:  Tactical Fund Advisors, LLC, located at 8316 Cornell Road, Cincinnati, Ohio 45249, as the investment adviser to the Fund. Under the terms of the management agreement, the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of the Funds.

Sub-Adviser

:  The Fund’s sub-advisers invest the assets delegated to them by the Adviser as follows:

Anchor Capital Management Group Inc.(“Anchor Capital”) – Anchor Capital uses proprietary quantitative risk models to invest both long and/or short in domestic and foreign equity ETFs. Anchor Capital expects its allocation of the Fund’s assets to have equity exposure between -40% and 100%.

Exceed Advisory LLC (“Exceed Advisory”) – Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income securities for the purposes of generating income for the options strategy as well as collateral for the options.

Tuttle Tactical Management LLC (“Tuttle”) – Tuttle uses a proprietary market trend model to invest in a portfolio of domestic and international equity ETFs including leveraged and inverse ETFs. Depending on the sub-adviser’s model, its allocation may also be fully invested in ETFs that primarily invest in U.S. Treasury securities. The portfolio can also use volatility ETNs for hedging purposes and leveraged ETFs to take advantage of opportunities the sub-adviser sees in the market.

Synergy Financial Management, LLC (“Synergy”) – Synergy invests its allocation of the Fund’s assets in a diversified portfolio of global equity investments that seeks to outperform the S&P 500 by investing primarily in U.S. and foreign equity securities and ETFs.

Investment Adviser

:  Tactical Fund Advisors, LLC

Sub-Advisers

:

Anchor Capital Management Group, Inc.

Exceed Advisory LLC

Tuttle Tactical Management, LLC

Synergy Financial Management, LLC

Investment Adviser Portfolio Manager

:  Drew Horter, Chief Executive Officer of the Adviser, has served the Fund as a portfolio manager since its inception in March 2019.

Sub-Adviser Portfolio Managers

:

Joseph Halpern, Managing Member of Exceed Advisory, has served the Fund as a portfolio manager since its inception in March 2019.

Matthew Tuttle, Managing Member and Chief Investment Officer of Tuttle, has served the Fund as a portfolio manager since its inception in March 2019.

Eric Leake, President of Anchor Capital and Garrett Waters, Chief Executive Officer of Anchor Capital have each served the Fund as a portfolio manager since its inception in March 2019.

Joe Maas, Chief Investment Officer of Synergy, has served the Fund as a portfolio manager since January 1, 2020.

Each portfolio manager is primarily and jointly responsible for the day-to-day management of the Fund

Purchase and Sale of Fund Shares

:  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request,

telephone, or through your broker. The Fund or the Adviser may waive any investment minimum.

Class	Minimum Investment
	Initial	Subsequent
A	$500	$250
I	$500	$250

Tax Information

:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries

:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

The investment objectives and principal strategies of each Fund are described in this section. Each Fund’s investment objective(s) is/are a non-fundamental policy and may be changed without shareholder approval by the Board of Trustees (the “Board”) upon 60 days written notice to shareholders. If a Fund’s investment objective is changed, this prospectus will be supplemented to reflect the new investment objective. There is no guarantee that a Fund will achieve its objective. Please see the statement of additional information (“SAI”) for additional information about the securities and investment strategies described in this prospectus and about additional securities and investment strategies that may be used by the Funds.

INVESTMENT OBJECTIVES

Fund	Investment Objective(s)
Tactical Conservative Allocation Fund	The Fund seeks to provide capital appreciation with a secondary objective of capital preservation.
Tactical Moderate Allocation Fund	The Fund seeks to provide a balance of protecting capital and growing capital.
Tactical Growth Allocation Fund	The Fund seeks to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Tactical Conservative Allocation Fund

The Fund seeks to provide capital appreciation, with a secondary objective of capital preservation. The Adviser delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Fund may invest in domestic and foreign equities, equity-related securities such as options on equity indices or index ETFs, investment grade fixed income securities, ETFs that primarily invest in equities and/or fixed income securities and ETNs linked to the VIX (market volatility) index. ETFs that primarily invest in fixed income securities will include ETFs that invest in high-yield bonds (commonly known as “junk bonds”), investment grade corporate bonds, municipal securities and U.S. Treasury securities. The Fund may short shares of equity and fixed income ETFs.

Foreign equity securities or ETFs that the Fund may invest in may also include issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EM Index. The Fund considers investment grade securities to be those that are rated Baa3 or higher by Moody’s Investors Service, Inc. or BBB- or higher by S&P at the time of purchase.

Adviser’s Investment Process

The Fund seeks to provide capital appreciation. The Adviser delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Adviser may select and delegate management of a Fund’s portfolio to one or more sub-advisers. The Adviser determines the various percentages of each Fund’s assets to be allocated among each of the sub-advisers and retains the ability to override a sub-adviser’s selection of securities if it believes an investment or allocation is not consistent with that Fund’s investment guidelines. The Adviser is also responsible for ongoing performance evaluation and monitoring of all sub-advisers.

While each sub-adviser is subject to the oversight of the Adviser, the Adviser will not attempt to coordinate or manage the day-to-day investments of the sub-advisers. Each sub-adviser has discretion to invest the portion of a Fund’s assets allocated to it by the Adviser as it deems appropriate, based on its particular philosophy, style, strategies and views.

Sub-Advisers and Strategies

Anchor Capital Management Group Inc. (“Anchor Capital”) – Anchor Capital uses proprietary quantitative risk models to invest both long and/or short in domestic and foreign equity and fixed income ETFs. Anchor Capital expects its allocation of the Fund’s assets to have equity exposure between -20% and 25% and fixed income exposure between -50% and 75%.

Exceed Advisory LLC (“Exceed Advisory”) – Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income securities for the purposes of generating income for the options strategy as well as collateral for the options.

Tuttle Tactical Management LLC (“Tuttle”) – Tuttle uses a proprietary market trend model to invest in a portfolio of dividend-paying domestic and international equities and equity ETFs including fixed income. Depending on the sub-advisers model, its allocation may also be fully invested in ETFs that primarily invest in U.S. Treasury securities. The sub-adviser may also use volatility-linked ETNs for hedging purposes.

Synergy Financial Management, LLC (“Synergy”) – Synergy uses three different types of filters to identify a limited number of U.S. and foreign securities to invest in. Synergy applies a sector, a fundamental, and a hybrid filter that reduces the potential number of investments to those which would likely outperform the S&P 500 over a one-year period.

Tactical Moderate Allocation Fund

The Fund seeks to provide capital appreciation. The Adviser delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Fund may invest in domestic and foreign equities, equity-related securities such as options on equity indices or index ETFs, investment grade fixed income securities, ETFs that primarily invest in equities and/or fixed income securities and ETNs linked to the VIX (market volatility) index. ETFs that primarily invest in fixed income securities will include ETFs that invest in high-yield bonds (commonly known as “junk bonds”), investment grade corporate bonds, municipal securities and U.S. Treasury securities. The Fund may short shares of equity and fixed income ETFs.

Foreign equity securities or ETFs that the Fund may invest in may also include issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EAFE Index. The Fund considers investment grade securities to be those that are rated Baa3 or higher by Moody’s Investors Service, Inc. or BBB- or higher by S&P at the time of purchase.

Adviser’s Investment Process

The Adviser delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Adviser may select and delegate management of a Fund’s portfolio to one or more sub-advisers. The Adviser determines the various percentages of each Fund’s assets to be allocated among each of the sub-advisers and retains the ability to override a sub-adviser’s selection of securities if it believes an investment or allocation is not consistent with that Fund’s investment guidelines. The Adviser is also responsible for ongoing performance evaluation and monitoring of all sub-advisers.

While each sub-adviser is subject to the oversight of the Adviser, the Adviser will not attempt to coordinate or manage the day-to-day investments of the sub-advisers. Each sub-adviser has discretion to invest the portion of a Fund’s assets allocated to it by the Adviser as it deems appropriate, based on its particular philosophy, style, strategies and views.

Sub-Advisers and Strategies

Anchor Capital uses proprietary quantitative risk models to invest both long and/or short in domestic and foreign equity and fixed income ETFs. Anchor Capital expects its allocation of the Fund’s assets to have equity exposure between -25% and 50% and fixed income exposure between -50% and 50%.

Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income securities for the purposes of generating income for the options strategy as well as collateral for the options.

Tuttle uses a proprietary market trend model to invest in a portfolio of domestic and international equities and equity ETFs including leveraged, inverse, and fixed income ETFs. Depending on the sub-adviser’s model, its allocation may also be fully invested in ETFs that primarily invest in U.S. Treasury securities. The sub-adviser may also use volatility-linked ETNs for hedging purposes.

Synergy uses three different types of filters to identify a limited number of U.S. and foreign securities to invest in. Synergy applies a sector, a fundamental, and a hybrid filter that reduces the potential number of investments to those which would likely outperform the S&P 500 over a one-year period.

Tactical Growth Allocation Fund

The Fund seeks to provide capital appreciation. The Adviser delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Fund may invest in domestic and foreign equities, equity-related securities such as options on equity indices or index ETFs, investment grade fixed income securities, ETFs that primarily invest in equities and/or investment grade fixed income securities and ETNs linked to the VIX (market volatility) index. ETFs that the Fund may invest in include leveraged ETFs. The Fund may short shares of equity and fixed income ETFs.

Foreign equity securities or ETFs that the Fund may invest in may also include issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EAFE Index. The Fund considers investment grade securities to be those that are rated Baa3 or higher by Moody’s Investors Service, Inc. or BBB- or higher by S&P at the time of purchase.

Adviser’s Investment Process

The Adviser delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Adviser may select and delegate management of a Fund’s portfolio to one or more sub-advisers. The Adviser determines the various percentages of each Fund’s assets to be allocated among each of the sub-advisers and retains the ability to override a sub-adviser’s selection of securities if it believes an investment or allocation is not consistent with that Fund’s investment guidelines. The Adviser is also responsible for ongoing performance evaluation and monitoring of all sub-advisers.

While each sub-adviser is subject to the oversight of the Adviser, the Adviser will not attempt to coordinate or manage the day-to-day investments of the sub-advisers. Each sub-adviser has discretion to invest the portion of a Fund’s assets allocated to it by the Adviser as it deems appropriate, based on its particular philosophy, style, strategies and views.

Sub-Advisers and Strategies

Anchor Capital uses proprietary quantitative risk models to invest both long and/or short in domestic and foreign equity ETFs. Anchor Capital expects its allocation of the Fund’s assets to have equity exposure between -40% and 100%.

Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income securities for the purposes of generating income for the options strategy as well as collateral for the options.

Tuttle uses a proprietary market trend model to invest in a portfolio of domestic and international and equity ETFs including leveraged and inverse ETFs. Depending on the sub-adviser’s model, its allocation may also be fully invested in ETFs that primarily invest in U.S. Treasury securities. The portfolio can also use volatility ETNs for hedging purposes and leveraged ETFs to take advantage of opportunities the sub-adviser sees in the market.

Synergy Financial Management, LLC (“Synergy”) – Synergy uses three different types of filters to identify a limited number of U.S. and foreign securities to invest in. Synergy applies a sector, a fundamental, and a hybrid filter that reduces the potential number of investments to those which outperform the S&P 500 over a one-year period.

INFORMATION APPLICABLE TO ALL FUNDS

Temporary Defensive Investments

:  To respond to adverse market, economic, political or other conditions, a Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. Such investments may be inconsistent with a Fund’s principal investment strategies. These short-term debt securities and money market instruments include:  shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While a Fund is in a defensive position, the Fund may not be able to achieve its investment objective.

Exemptive Order

:  The Adviser, on behalf of itself and on behalf of the Funds, received an order from the SEC  that allows the adviser to hire a sub-adviser or sub-advisers without shareholder approval (the “Order”). However, if the adviser hires a sub-adviser that is to be paid directly by a Fund rather than by the Adviser out of its compensation, shareholder approval will be required.

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

The following risks may apply to a Fund’s direct investments as well the Fund’s indirect risks through investing in other registered funds:

Credit Risk

:  Credit Risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing a Fund’s total return. A Fund may invest in high-yield, high-risk securities commonly called “junk bonds”, that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Credit risk may be substantial for a Fund.

Equity Risk

:  Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

Emerging Markets Risk

:  A Fund may invest in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all.  An inability to sell a portfolio position can adversely affect a Fund’s value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities.

Exchange Traded Fund Risk

:  The Funds may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Because the value of ETF shares depends on the demand in the market, the adviser or sub-adviser (as applicable) may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting performance. Each ETF is subject to specific risks, depending on the nature of its investment strategy. These risks could include liquidity risk, sector risk and emerging market risk. In addition, ETFs that use derivatives may be subject to counterparty risk, liquidity risk, and other risks commonly associated with investments in derivatives. ETFs in which the Funds invest will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Funds invest will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices.

Leveraged ETF Risk

:  Investing in leveraged ETFs will amplify a Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Exchange Traded Note Risk

:  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Foreign Risk

:  To the extent a Fund invest in foreign securities, a Fund could be subject to greater risks because a Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States.

Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations. As a result, a Fund may be exposed to greater risk and will be more dependent on the adviser's ability to assess such risk than if a Fund.

High Yield Risk

:  Lower-quality bonds, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and a Fund’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds (liquidity risk). Such securities may also include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease a Fund’s share price.

Interest Rate Risk

:  Interest rate risk is the risk that bond prices overall, including the prices of securities held by a Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity.

Inverse ETF Risk

:  Investing in inverse ETFs may result in increased volatility due to the possible use of short sales of securities and derivatives such as options and futures. The use of leverage by an ETF increases risk to a Fund. The more a Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

Management Risk

:  The Adviser’s reliance on its strategy and its judgments about the value and potential appreciation securities in which a Fund invests may prove to be incorrect, including the Adviser’s tactical allocation of the Fund’s portfolio among its sub-advisers. Additionally, the Adviser’s judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

Market and Geopolitical Risk

:  The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Model Risk

:  Like all quantitative analysis, the sub-advisers’ investment models carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the sub-advisers’ mathematical models. No assurance can be given that a Fund will be successful under all or any market conditions.

Options Risk

:  A Fund may lose the entire put (call) option premium paid if the underlying security does not decrease (increase) in value at expiration. Put and call options may not be an effective hedge because they may have imperfect correlation to the value of the Fund’s portfolio securities. Purchased put and call options may decline in value due to changes in price of the underlying security, passage of time and changes in volatility. Written call and put options may limit the Fund's participation in equity market gains and may magnify the losses if the price of the written option instrument increases in value between the date when a Fund writes the option and the date on which the Fund purchases an offsetting position. A Fund will incur a loss as a result of a written options (also known as a short position) if the price of the written option instrument increases in value between the date when a Fund writes the option and the date on which a Fund purchases an offsetting position.

Portfolio Turnover Risk

:  Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Portfolio turnover refers to the rate at which the Underlying Funds held by a Fund are bought and sold. The higher the rate, the higher the transactional and brokerage costs associated with turnover, which may reduce a Fund’s returns, unless the securities traded can be bought and sold without significant transaction or commission costs or redemption fees.

Short Position Risk

:  If a security or other instrument sold short increases in price, a Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. A Fund may have substantial short security positions and must borrow those securities to make delivery to the buyer. A Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, a Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

A Fund also may be required to pay a commission and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the commission, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Until a Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. A Fund’s ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances a Fund may not be able to substitute or sell the pledged collateral.

Additionally, a Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligations. This may limit a Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero.

Portfolio Holdings Disclosure

:  A description of each Fund’s policies regarding the release of portfolio holdings information is available in the Funds’ SAI. The Funds may, from time to time, make available month-end portfolio holdings information on the website www.tfafunds.com, which may also include information about a Fund’s investments in securities and other investments. If month-end portfolio holdings information is posted to the website, the information is expected to be approximately 30 days old and remain available until new information for the next month is posted. Shareholders may request publicly available portfolio holdings schedules at no charge by calling 1-800-869-1679. The Adviser may make available certain information about each Fund’s portfolio prior to the public dissemination of portfolio holdings, including, but not limited to, a Fund’s portfolio characteristics data; currency and sector exposures; a Fund’s asset  class and instrument exposures; and a Fund’s performance attribution, by posting such information on the website www.tfafunds.com or upon reasonable request made to the Fund or the Adviser.

Cybersecurity

:  The computer systems, networks and devices used by each Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by each Fund and its service providers, systems, networks, or devices potentially can be breached. A Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact a Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate their NAV; impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

 Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT

Investment Adviser

:  Tactical Fund Advisors, LLC, serves as investment adviser to the Funds.  Subject to the oversight of the Board, the Adviser is responsible for management of each Fund’s investment portfolio including through the sub-adviser. The Adviser is responsible for selecting each Fund’s sub-adviser and assuring that investments are made according to the Fund’s investment objective, policies and restrictions. Additionally, the Adviser is responsible for conducting initial and ongoing independent evaluation of asset allocation, Underlying Pools and their managers, selection of swap or structured note counterparties, and oversight of the sub-adviser’s fixed income investments. The Adviser was established in June 2018 for the purpose of advising mutual funds. As of December 31, 2019, the Adviser had $[  ] in assets under amanagement.

Pursuant to an advisory agreement between each Fund and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to a percentage of each Funds’ average daily net assets in accordance with an advisory fee schedule which includes breakpoints according to the table below.

Fund	Advisory Fee
Tactical Conservative Allocation Fund	1.30%
Tactical Moderate Allocation Fund	1.30%
Tactical Growth Allocation Fund	1.30%

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of each Fund as described in the Fund Summary, until at least April 30, 2021, to ensure the total Fund operating expenses after fee waiver and reimbursement (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) expenses incurred in connection with any merger or reorganization; and (viii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 2.20% and 1.95% of the Fund assets attributable to Class A shares and Class I shares, respectively. Waived fees and absorbed expenses are subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Trust’s Board, on 60 days written notice to the Adviser. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance. During the fiscal period ended December 31, 2019, the Adviser earned management fees equivalent to 1.18%,1.23%, and 1.18% to the Funds’ average daily net assets for the Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Growth Allocation Fund, respectively.

A discussion regarding the basis for the Board approval of the advisory agreement with respect to the Funds is available in the Funds semi-annual report dated June 30, 2019.

INVESTMENT ADVISER PORTFOLIO MANAGER

Drew K Horter, CEO

Drew K. Horter is Chief Executive Officer and Chief Investment Strategist of Tactical Fund Advisors, LLC. Mr. Horter has been in financial services since 1982, and is a licensed insurance professional. He has extensive industry knowledge as an Investment Advisor Representative, and has previously held FINRA securities licenses that include the Series 6, 7, 22 and 63. In 1991 Drew founded Horter Investment Management, an SEC-registered investment advisory firm.

Mr. Horter is a graduate of the University of Cincinnati with a degree in Economics.

INVESTMENT SUB-ADVISER PORTFOLIO MANAGERS

Garrett Waters

Garrett Waters is Chief Executive Officer to Anchor Capital. Before joining Anchor Capital in 2009, Garrett began his investment career in New York City with J.P. Morgan Investment Management within its Institutional Investment Management division, then as a principal with Barclays Global Investors. Mr. Waters was involved in institutional and private fund management with Hollencrest Capital Management in 2001 and Pacific Financial Advisers. Mr. Waters is a graduate of Villanova University with a degree in business.

Eric Leake

Eric Leake is President and Chief Investment Officer to Anchor Capital. Mr. Leake is a level II Chartered Market Technician, member of the Market Technicians Association (MTA), American Association of Professional Technical Analysts (AAPTA), National Association of Active Investment Managers (NAAIM), and former advisory board member to Rydex Financial Services, LLC. Mr. Leake attended Azusa Pacific University majoring in Communications.

Joseph Halpern

As CEO of Exceed Advisory, LLC, Mr. Halpern is responsible for setting and managing the overall direction of the firm. Mr. Halpern founded Exceed in 2013. Prior to founding Exceed Advisory, Joseph was a director at Lamco, the asset management division of Lehman Brothers Holdings Inc. where he headed the exotic derivatives commodities book, was chief negotiator on a number of global bank settlements and was a lead member of a task force on structured products.

Matthew Tuttle

Matthew Tuttle is a Certified Financial Planner® professional. He has been the Chief Executive Officer and Chief Investment Officer of Tuttle Tactical Management, LLC since starting the firm in 2012. Mr. Tuttle has an Masters in Business Administration in Finance from Boston University.

Joe Maas

Joe Maas founded Synergy in 2001 and has served as its chief executive officer since its inception. Mr. Maas is a chartered financial analyst, a certified valuation analyst, and is accredited in business appraisal review. Mr. Maas has a Masters of Science in Financial Services from American College.

HOW FUND SHARES ARE PRICED

A Fund’s assets are generally valued at their market value using market quotations. A Fund may use pricing services to determine market value. If market prices are not available or, in the adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Fund’s assets at their fair value according to policies approved by the Funds’ Board. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the security using a Fund’s fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Securities trading on overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market, but prior to the close of the U.S. market. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short term traders. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. A Fund may invest in ETFs and other investment companies (“Underlying Funds”). The Fund’s NAV is calculated based, in part, upon the market prices of the Underlying Funds in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Because foreign securities trade on days when the Fund’s shares are not priced, the value of securities held by the Fund can change on days when the Fund’s shares cannot be purchased or redeemed.

HOW TO PURCHASE SHARES

Share Classes

This Prospectus describes two classes of shares offered by each Fund:  Class A and Class I. Under this Prospectus, each Fund offers two classes of shares so that you can choose the class that best suits your investment needs. Refer to the information below so that you can choose the class that best suits your investment needs. The main differences between the share classes are sales charges, ongoing fees and minimum initial investment. Class A shares pay an annual distribution fee of 0.25% of average daily net assets attributable to those share classes for distribution and shareholder servicing expenses pursuant to the Trust’s Master Distribution and Shareholder Servicing Plans adopted pursuant to Rule 12b-1. For information on ongoing distribution fees, see Distribution (12b-1) and Shareholder Servicing Fees on page 28 of this Prospectus. Each class of shares in a Fund represents interest in the same portfolio of investments within a Fund. There is no investment minimum on reinvested distributions and a Fund may change investment minimums at any time. Each Fund reserves the right to waive sales charges, as described below, and investment minimums. Each Fund reserves the right to waive all sales charges and investment minimums. All share classes may not be available for purchase in all states.

Class A Shares

Class A shares are offered at their public offering price and are subject to 12b-1 distribution fee of 0.25% on an annualized basis of the average daily net assets of Class A shares. The 12b-1 fees are accrued and paid monthly. Over time, fees paid under this distribution and service plan will increase the cost of a Class A shareholder’s investment and may cost more than other types of sales charges. The minimum initial investment in Class A shares of a Fund is $500 for all accounts. The minimum subsequent investment in Class A shares of a Fund is $250 for all accounts.

Class I Shares

Class I shares of each Fund are sold at NAV and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A shares. This means that 100% of your initial investment is placed into shares of the Fund. Unless otherwise waived by a Fund, Class I shares require a minimum initial investment of $500 and the minimum subsequent investment is $250. Class I shares are offered to investment and institutional clients of the Fund’s Adviser and its affiliates, to certain persons affiliated with the Adviser, to certain of the Funds’ service providers, and to clients of financial institutions or intermediaries (i) that charge such clients an ongoing fee for advisory, investment, consulting or similar fee-based charges for financial services or (ii) that have entered into an agreement with the Funds’ distributor to offer Class I shares through a no-load network or platform.

Exchanges for Class I Shares

Holders of Class A shares issued by a Fund may exchange their shares for Class I shares provided that they:  (1) hold their shares through a Selling Broker or other financial intermediary or institution that has a distribution agreement with the Fund’s distributor to offer Class I shares and which authorizes such an exchange; and (2) are otherwise eligible to invest in Class I shares in accordance with the terms of this Prospectus. Any such exchange is subject to the Funds’ discretion to accept or reject the exchange. For federal income tax purposes, an exchange of Class A shares for Class I shares within the same Fund will not result in the recognition of a capital gain or loss.

Factors to Consider When Choosing a Share Class

:  When deciding which class of shares of a Fund to purchase, you should consider your investment goals, present and future amounts you may invest in a Fund, and the length of time you intend to hold your shares. To help you make a determination as to which class of shares to buy, please refer back to the examples of each Fund’s expenses over time in the Fees and Expenses of the Fund section for a Fund in this Prospectus. You also may wish to consult with your financial Adviser for advice with regard to which share class would be most appropriate for you.

Opening an Account

:  Each Fund is a separate series of Collaborative Investment Series Trust (the “Trust”), and you may purchase shares directly from a Fund. You also may purchase shares through a brokerage firm or other intermediary that has contracted with the Trust to sell shares of a Fund. You may be charged a separate fee by the brokerage firm or other intermediary through whom you purchase shares.

If you are investing directly in a Fund for the first time, please call the Funds’ transfer agent at 1-800-869-1679 to request a Shareholder Account Application. You will need to establish an account before investing. Be sure to sign up for all the account options that you plan to take advantage of. For example, if you would like to be able to redeem your shares by telephone, you should select this option on your Shareholder Account Application. Doing so when you open your account means that you will not need to complete additional paperwork later.

Your investment in a Fund should be intended as a long-term investment vehicle. The Funds are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Funds reserve the right to reject any purchase request that it regards as disruptive to the efficient management of the Funds, which includes investors with a history of excessive trading. The Funds also reserve the right to stop offering shares at any time.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We also may ask for other identifying documents or information, and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

If you have any questions regarding the Funds, please call 1-800-869-1679.

You may buy shares on any “business day.” Business days are Monday through Friday, other than days the New York Stock Exchange (NYSE) is closed, including the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

Shares of the Funds are sold at NAV. The NAV generally is calculated as of the close of trading on the NYSE every day the NYSE is open. The NYSE normally closes at 4:00 p.m. Eastern Time (“ET”). Each Fund’s NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

If you are purchasing directly from the Trust, send the completed Shareholder Account Application and a check payable to the applicable Fund in which you are investing to the following address:

Collaborative Investment Series Trust

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147-4031

Purchase orders received in “proper form” by the Funds’ transfer agent before the close of trading on the NYSE will be effective at the NAV next calculated after your order is received. On occasion, the NYSE closes before 4:00 p.m. ET. When that happens, purchase orders received after the NYSE closes will be effective the following business day.

To be in “proper form,” the purchase order must include:

●

Fund name and account number;

●

Account name(s) and address;

●

The dollar amount or number of shares you wish to purchase.

The Funds may limit the amount of purchases and refuse to sell to any person.

Method of Payment. All purchases (both initial and subsequent) must be made in U.S. dollars and checks must be drawn on U.S. banks. Cash, credit cards and third party checks will not be accepted. Third party checks and checks drawn on a non-U.S. financial institution will not be accepted, even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to Collaborative Investment Series Trust or the Fund are considered third-party checks.

A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the

Funds are unable to debit your pre-designated bank account on the day of purchase, each Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Funds (or a Fund’s agent) each have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

If you choose to pay by wire, you must call the Funds’ transfer agent, at 1-800-869-1679 to set up your account, to obtain an account number, and obtain instructions on how to complete the wire transfer.

Wire orders will be accepted only on a day on which the Funds’ custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money and the purchase order are received by the Funds. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Funds or their transfer agent. The Funds presently do not charge a fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

AUTOMATIC INVESTMENT PLANS

By completing the Automatic Investment Plan section of the account application, you may make automatic monthly investments ($100 minimum per purchase) from your bank or savings account.

OTHER PURCHASE INFORMATION

If your wire does not clear, you will be responsible for any loss incurred by the Funds.  If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred.  You may be prohibited or restricted from making future purchases in the Funds.

The Funds may authorize certain brokerage firms and other intermediaries (including its designated correspondents) to accept purchase and redemption orders on its behalf. The Funds are deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the NAV next calculated thereafter. It is the responsibility of the brokerage firm or other intermediary to transmit orders promptly to the Funds’ transfer agent.

HOW TO REDEEM SHARES

Redeeming Shares:  You may redeem your shares on any business day. Redemption orders received in proper form by the Funds’ transfer agent or by a brokerage firm or other intermediary selling Fund shares before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be processed at that day’s NAV. Your brokerage firm or intermediary may have an earlier cut-off time.

“Proper form” means your request for redemption must:

●

Include the Fund name and account number;

●

Include the account name(s) and address;

●

State the dollar amount or number of shares you wish to redeem; and

●

Be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Funds may require that the signatures be guaranteed if the mailing address of the account has been changed within 30 days of the redemption request. The Funds also may require that signatures be guaranteed for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 1-800-869-1679 if you have questions regarding signature guarantees. At the discretion of the Funds, you may be required to furnish additional legal documents to insure proper authorization. The Funds will not make checks payable to any person other than the shareholder(s) of record.

Shares of the Funds may be redeemed by mail or telephone. You may receive redemption payments in the form of a check or federal wire transfer. A wire transfer fee of $20 will be charged to defray custodial charges for redemptions paid by wire transfer. Any charges for wire redemptions will be deducted from your account by redemption of shares. If you redeem your shares through a brokerage firm or other intermediary, you may be charged a fee by that institution.

REDEEMING BY MAIL

You may redeem any part of your account in the Funds by mail at no charge.  Your request, in proper form, should be addressed to:

Collaborative Investment Series Trust

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147-4031

TELEPHONE REDEMPTIONS

You may redeem any part of your account in a Fund by calling the transfer agent at 1-800-869-1679. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Funds, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Funds may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and responding to telephone requests for redemptions or exchanges in a timely fashion.  If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

REDEMPTIONS IN KIND

The Funds reserve the right to honor requests, in regular and stressed market conditions, for redemption or repurchase orders made by a shareholder during any 90-day period by making payment in whole or in part in portfolio securities (“redemption in kind”) on the amount of such a request that is large enough to affect operations (that is, on the amount of the request that is greater than the lesser of $250,000 or 1% of a Fund’s net assets at the beginning of the 90-day period).  In-kind redemptions of a Fund’s shares will be redeemed pro rata to the extent that doing so is reasonable and in the best interests of a Fund and its shareholders. The securities will be chosen by a Fund and valued using the same procedures as used in calculating a Fund’s NAV. A shareholder may incur transaction expenses in converting these securities to cash.

ADDITIONAL REDEMPTION INFORMATION

If you are not certain of the redemption requirements, please call the transfer agent at 1-800-869-1679. Redemptions specifying a certain date or share price cannot be accepted and will be returned. The Funds typically expect that it will take up to 5 days following the receipt of your redemption request to pay out redemption proceeds by check or electronic transfer. The Funds typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of fund shares, any lines of credit and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions. You may be assessed a fee if a Fund incurs bank charges because you request that the Fund re-issue a redemption check. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the SEC, the Funds may suspend redemptions or postpone payment dates.

Low Balances

:  Because the Funds incur certain fixed costs in maintaining shareholder accounts, a Fund may require that you redeem all of your shares in a Fund upon 30 days written notice if the value of your shares in a Fund is less than $1,000 due to redemption, or such other minimum amount as a Fund may determine from time to time. You may increase the value of your shares in a Fund to the minimum amount within the 30-day period. All shares of a Fund also are subject to involuntary redemption if the Board determines to liquidate a Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences to you and about which you should consult your tax adviser.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds discourage and do not accommodate market timing. Frequent trading into and out of a Funds can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Funds are designed for long-term investors and are not intended for market timing or other disruptive trading activities. Accordingly, the Funds’ Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Funds currently uses several methods to reduce the risk of market timing. These methods include:

Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Funds’ “Market

Timing Trading Policy”, Rejecting or limiting specific purchase requests,

Rejecting purchase requests from certain investors, and

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Funds seek to make judgments and applications that are consistent with the interests of the Funds’ shareholders.

Based on the frequency of redemptions in your account, the Adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to the Funds as described in the Fund’s Market Timing Trading Policy and elect to reject or limit the amount, number, frequency or method for requesting future purchases or exchanges into the Funds.

The Funds reserve the right to reject or restrict purchase requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Fund nor the Adviser will be liable for any losses resulting from rejected purchase orders. The Adviser may also bar an investor who has violated these policies (and the investor’s financial advisor) from opening new accounts with the Fund.

Although the Funds attempt to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Funds will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of a Fund. While the Funds will encourage financial intermediaries to apply the Funds’ Market Timing Trading Policy to their customers who invest indirectly in a Fund, a Fund is limited in its ability to monitor the trading activity or enforce a Fund’s Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, a Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund’s Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, a Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds’ Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Funds have agreed to provide shareholder transaction information to the extent known to the broker to the Funds upon request. If a Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

TAXES

In general, selling shares of the Funds and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. The Funds anticipate that distributions will be primarily taxed as ordinary income. You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares. The Funds may produce capital gains even if they do not have income to distribute and performance has been poor.

Early each year, the Funds will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor’s tax circumstances are unique, please consult with your tax adviser about your investment.

DISTRIBUTION OF SHARES

Distributor

:  Arbor Court Capital, LLC (“Arbor Court”), 8000 Towne Center Drive, Suite 400, Broadview Heights, Ohio 44147 is the distributor for the shares of the Funds. Arbor

Court is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Funds are offered on a continuous basis.

Distribution (12b-1) and Shareholder Servicing Fees

:  The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for each of Class A, respectively (the “Plan”), pursuant to Rule 12b-1 of the 1940 Act, pursuant to which each Fund may pay the Funds’ distributor an annual fee for distribution and shareholder servicing expenses as indicated in the following table of a Fund’s average daily net assets attributable to the respective class of shares.  Class I does not have a Plan.

12b-1 Fee	Class A
Tactical Conservative Allocation Fund	0.25%
Tactical Moderate Allocation Fund	0.25%
Tactical Growth Allocation Fund	0.25%

The distributor and other entities are paid under the Plans for services provided and the expenses borne by the distributor and others in the distribution of a Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of a Fund’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plans to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

:  The distributor, its affiliates, and the Funds’ Adviser and its affiliates may each, at its own expense and out of its own assets including their legitimate profits from Fund-related activities (and not as an additional charge to any Fund), provide additional cash payments to financial intermediaries who sell shares of a Fund. Financial intermediaries include broker-dealers, financial advisers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support.  Certain administrative fees, such as sub-transfer agency or sub-administrative fees, may be payable by a Fund. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of a Fund on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The distributor may, from time to time, provide promotional incentives to certain investment firms. Such incentives may, at the distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional compensation.

Such payments may provide incentives for such parties to make shares of a Fund available to their customers, and may allow the Fund greater access to such parties and their customers than would be the case if no payments were paid. Such access advantages include, but are not limited to, placement of a Fund on a list of mutual funds offered as investment options to the financial intermediary’s customers; access to the financial intermediary’s registered representatives and/or ability to assist in training and educating the financial intermediary’s registered representatives. These payment arrangements will not change the price an investor pays for shares of a Fund or the amount that a Fund receives to invest on behalf of the investor.

The Adviser does not direct the Funds’ portfolio securities transactions, or otherwise compensate broker-dealers in connection with the Funds’ portfolio transactions, in consideration of sales of Fund shares.

Financial intermediaries that receive these types of payments may have a conflict of interest in recommending or selling the Funds rather than other mutual funds to their client investors, particularly if these payments exceed the amounts paid by other mutual funds.

HOUSEHOLDING

:  To reduce expenses, we mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at 1-800-869-1679 on days the Funds are open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds’ financial performance for the period of the Funds’ operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions).  This information for the Fund has been derived from the financial statements audited by Sanville & Company, whose report along with the Fund’s financial statements are included in the Fund’s December 31, 2019 annual report, which is available upon request.

TACTICAL CONSERVATIVE ALLOCATION FUND

CLASS A SHARES

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	For the
	Period Ended (c)
	12/31/2019

Net Asset Value at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.05
Net Gain on Securities (Realized and Unrealized)	0.37
Total from Investment Operations	0.42

Distributions:
Net Investment Income	(0.02)
Realized Gains	(0.04)
Total from Distributions	(0.06)

Net Asset Value, at End of Period	$ 10.36

Total Return **	4.21%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 30
Before Waivers
Ratio of Expenses to Average Net Assets	2.30%	(a)(d)
Ratio of Net Investment Income to Average Net Assets	0.58%	(a)
After Waivers
Ratio of Expenses to Average Net Assets	2.00%	(a)(d)
Ratio of Net Investment Income to Average Net Assets	0.89%	(a)
Portfolio Turnover	674.08%	(b)

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a)

Annualized.

(b)

Not Annualized.

(c)

For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d)

Expenses includes 0.01% of administrative fees which were voluntarily waived by the administrator for the period ended December 31, 2019.

TACTICAL CONSERVATIVE ALLOCATION FUND

CLASS I SHARES

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	For the
	Period Ended (c)
	12/31/2019

Net Asset Value at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss)*	0.03
Net Gain on Securities (Realized and Unrealized)	0.42
Total from Investment Operations	0.45

Distributions:
Net Investment Income	(0.02)
Realized Gains	(0.04)
Total from Distributions	(0.06)

Net Asset Value, at End of Period	$ 10.39

Total Return **	4.55%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 42,675
Before Waivers
Ratio of Expenses to Average Net Assets	1.86%	(a)(d)
Ratio of Net Investment Income to Average Net Assets	0.48%	(a)
After Waivers
Ratio of Expenses to Average Net Assets	1.75%	(a)(d)
Ratio of Net Investment Income to Average Net Assets	0.59%	(a)
Portfolio Turnover	674.08%	(b)

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a)

Annualized.

(b)

Not Annualized.

(c)

For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d)

Expenses includes 0.09% of administrative fees which were voluntarily waived by the administrator for the period ended December 31, 2019.

TACTICAL MODERATE ALLOCATION FUND

CLASS A SHARES

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	For the
	Period Ended (c)
	12/31/2019

Net Asset Value at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.02
Net Gain on Securities (Realized and Unrealized)	0.29
Total from Investment Operations	0.31

Distributions:
Net Investment Income	(0.02)
Realized Gains	-
Total from Distributions	(0.02)

Net Asset Value, at End of Period	$ 10.29

Total Return **	3.05%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 35
Before Waivers
Ratio of Expenses to Average Net Assets (d)	4.66%	(a)(f)
Ratio of Net Investment Loss to Average Net Assets	(2.31)%	(a)
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets (e)	2.00%	(a)(f)
Ratio of Net Investment Income to Average Net Assets	0.36%	(a)
Portfolio Turnover	911.79%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a)

Annualized.

(b)

Not Annualized.

(c)

For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d)

Expenses before reimbursements (excluding interest expense of 0.00%) was 4.66%.

(e)

Expenses after reimbursements (excluding interest expense of 0.00%) was 2.00%

(f)

Expenses includes 0.04% of administrative fees which were voluntarily waived by the administrator for the period ended December 31, 2019.

TACTICAL MODERATE ALLOCATION FUND

CLASS I SHARES

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	For the
	Period Ended (c)
	12/31/2019

Net Asset Value at Beginning of Period	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income *	0.03
Net Loss on Securities (Realized and Unrealized)	0.29
Total from Investment Operations	0.32

Distributions:
Net Investment Income	(0.02)
Realized Gains	-
Total from Distributions	(0.02)

Net Asset Value, at End of Period	$ 10.30

Total Return **	3.25%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 74,054
Before Waivers
Ratio of Expenses to Average Net Assets (d)	1.82%	(a)(f)
Ratio of Net Investment Loss to Average Net Assets	0.40%	(a)
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets (e)	1.75%	(a)(f)
Ratio of Net Investment Income to Average Net Assets	0.47%	(a)
Portfolio Turnover	911.79%	(b)

  * Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a)

Annualized.

(b)

Not Annualized.

(c)

For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d)

Expenses before reimbursements (excluding interest expense of 0.00%) was 1.82%.

(e)

Expenses after reimbursements (excluding interest expense of 0.00%) was 1.75%

(f)

Expenses includes 0.04% of administrative fees which were voluntarily waived by the administrator for the period ended December 31, 2019.

TACTICAL GROWTH ALLOCATION FUND

CLASS A SHARES

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	For the
	Period Ended (c)
	12/31/2019

Net Asset Value at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.02
Net Gain on Securities (Realized and Unrealized)	0.34
Total from Investment Operations	0.36

Distributions:
Net Investment Income	(0.01)
Realized Gains	-
Total from Distributions	(0.01)

Net Asset Value, at End of Period	$ 10.35

Total Return **	3.62%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 31
Before Waivers
Ratio of Expenses to Average Net Assets (d)	4.55%	(a)(f)
Ratio of Net Investment Loss to Average Net Assets	(2.24)%	(a)
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets (e)	2.00%	(a)(f)
Ratio of Net Investment Income to Average Net Assets	0.31%	(a)
Portfolio Turnover	929.77%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a)

Annualized.

(b)

Not Annualized.

(c)

For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d)

Expenses before reimbursements (excluding interest expense of 0.00%) was 4.55%.

(e)

Expenses after reimbursements (excluding interest expense of 0.00%) was 2.00%

(f)

Expenses includes 0.04% of administrative fees which were voluntarily waived by the administrator for the period ended December 31, 2019.

TACTICAL GROWTH ALLOCATION FUND

CLASS I SHARES

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	For the
	Period Ended (c)
	12/31/2019

Net Asset Value at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.02
Net Gain on Securities (Realized and Unrealized)	0.36
Total from Investment Operations	0.38

Distributions:
Net Investment Income	(0.01)
Realized Gains	-
Total from Distributions	(0.01)

Net Asset Value, at End of Period	$ 10.37

Total Return **	3.83%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 55,952
Before Waivers
Ratio of Expenses to Average Net Assets (d)	1.87%	(a)(f)
Ratio of Net Investment Income to Average Net Assets	0.19%	(a)
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets (e)	1.76%	(a)(f)
Ratio of Net Investment Income to Average Net Assets	0.30%	(a)
Portfolio Turnover	929.77%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a)

Annualized.

(b)

Not Annualized.

(c)

For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d)

Expenses before reimbursements (excluding interest expense of 0.01%) was 1.86%.

(e)

Expenses after reimbursements (excluding interest expense of 0.01%) was 1.75%

(f)

Expenses includes 0.03% of administrative fees which were voluntarily waived by the administrator for the period ended December 31, 2019

PRIVACY NOTICE

COLLABORATIVE INVESTMENT SERIES TRUST

Rev. November 2017

FACTS	WHAT DOES COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

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Social Security number and wire transfer instructions

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account transactions and transaction history

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investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Collaborative Investment Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share

For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your creditworthiness.	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-800-595-4866
What we do:
How does Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

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open an account or deposit money

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direct us to buy securities or direct us to sell your securities

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seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

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sharing for affiliates’ everyday business purposes – information about your creditworthiness.

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affiliates from using your information to market to you.

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sharing for non affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. · Collaborative Investment Series Trust does not share with our affiliates.
Non Affiliates

Companies not related by common ownership or control.  They can be financial and nonfinancial companies.

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Collaborative Investment Series Trust does not share with non affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. · Collaborative Investment Series Trust does not jointly market.

Tactical Conservative Allocation Fund

Tactical Moderate Allocation Fund

Tactical Growth Allocation Fund

Investment Adviser

Tactical Fund Advisors, LLC

Sub-Advisers

Anchor Capital Management Group, Inc.

Exceed Advisory, LLC

Tuttle Tactical Management, LLC

Synergy Financial Management, LLC

Distributor

Arbor Court Capital, LLC

Transfer and Dividend Disbursing Agent

Mutual Shareholder Services, LLC

Custodian

US Bancorp Fund Services, LLC

Legal Counsel

Thompson Hine LLP

Independent Registered Public Accounting Firm

Cohen and Company, Ltd.

Fund Administrator

Collaborative Fund Services, LLC

This Page Was Left Blank Intentionally

FOR MORE INFORMATION

Several additional sources of information are available to you. The SAI, incorporated into this Prospectus by reference (and therefore legally a part of this Prospectus), contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Funds; affiliates.  Annual reports will, and the semi-annual reports may, contain management’s discussion of market conditions and investment strategies that significantly affected the performance results as of the Funds as of the latest semi-annual or annual fiscal year end.

Call the Funds at 1-800-869-1679 to request free copies of the SAI, the annual report and the semi-annual report, to request other information about the Funds and to make shareholder inquiries. You may also obtain this information about the Funds at the internet site www.tfafunds.com.

You may obtain reports and other information about the Funds on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street N.E., Washington, D.C. 20549-0102.

Investment Company Act File No. 811-23306

Collaborative Investment Series Trust

TACTICAL CONSERVATIVE ALLOCATION FUND

CLASS A SHARES: TFALX

CLASS I  SHARES: TFAZX

TACTICAL MODERATE ALLOCATION FUND

CLASS A SHARES: TFAMX

CLASS I SHARES: TFAUX

TACTICAL GROWTH ALLOCATION FUND

CLASS A SHARES: TFAEX

CLASS I SHARES: TFAFX

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2020

This Statement of Additional Information (“SAI”) is not a prospectus.  It should be read in conjunction with the Prospectus for the Tactical Growth Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Conservative Allocation Fund (collectively, the “Funds”) dated May 1, 2020.  The Funds’ financial statements will be included in the Annual Report, and will be incorporated by reference into this SAI by subsequent amendment.  The Funds’ Prospectus or Annual Report can be obtained at no charge by writing the transfer agent, Mutual Shareholder Services, LLC, at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003, or by calling 1-800-869-1679.  The Funds’ Prospectus is incorporated by reference into this SAI.

TABLE OF CONTENTS

Page

DESCRIPTION OF THE TRUST AND FUNDS

1

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS

2

Investment Strategies and Risks

2

Certificates of Deposit and Bankers’ Acceptances

2

Closed-End Investment Companies

2

Commercial Paper

3

Convertible Securities

3

Corporate Debt

4

Depositary Receipts

4

Emerging Markets Securities

4

Equity Securities

5

Exchange Traded Funds

5

Fixed Income Securities

6

Foreign Securities

6

High Yield Securities

7

Illiquid and Restricted Securities

7

Indexed Securities

8

Insured Bank Obligations

8

Investment Company Securities

8

Preferred Stock

9

Real Estate Investment Trusts (“REITs”)

9

Repurchase Agreements

9

Reverse Repurchase Transactions

10

Rights

10

Separate Trading of Registered Interest and Principal of Securities

10

Sub-Adviser Risks

11

U.S. Government Securities

11

Warrants

11

Investment Restrictions

12

MANAGEMENT OF THE FUND

14

Board Leadership Structure

14

Board Risk Oversight

14

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Trustee Qualifications

14

CODE OF ETHICS

19

DISTRIBUTION PLAN

19

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

21

Control Persons

21

Management Ownership

22

INVESTMENT ADVISORY SERVICES

22

Investment Adviser

22

Sub-Advisers and Sub-Advisory Agreements

26

Custodian

26

Fund Services

26

Administrator and Compliance Services

27

Independent Registered Public Accounting Firm

27

Legal Counsel

27

Distributor

27

BROKERAGE ALLOCATION AND OTHER PRACTICES

28

Portfolio Turnover

29

DISCLOSURE OF PORTFOLIO HOLDINGS

29

DETERMINATION OF SHARE PRICE

30

FAIR VALUE COMMITTEE AND VALUATION PROCESS

31

COMPLIANCE WITH PORTFOLIO HOLDING DISCLOSURE PROCEDURES

33

REDEMPTION IN-KIND

33

TAX CONSEQUENCES

33

ANTI-MONEY LAUNDERING PROGRAM

34

PROXY VOTING POLICIES AND PROCEDURES

35

Appendix A

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DESCRIPTION OF THE TRUST AND FUNDS

The Tactical Growth Allocation Fund, the Tactical Moderate Allocation Fund, and the Tactical Conservative Allocation Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of the Collaborative Investment Series Trust (the “Trust”).  The Trust is an open-end investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated July 26, 2017 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees (the “Board” or the “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The Funds are each one of multiple series currently authorized by the Trustees. The investment adviser to the Funds is Tactical Fund Advisors, LLC (the “Adviser”). The Funds’ will utilize the following sub-advisers (collectively, the “Sub-Advisers”): (i) Tuttle Tactical Management, LLC (the “Tuttle  Sub-Adviser”); (ii)  the Exceed Advisory, LLC (the “ Exceed Sub-Adviser”); (iii) Anchor Capital Management Group, Inc. (the “ Anchor Sub-Adviser”); and Synergy Financial Management, LLC (“Synergy Sub-Adviser”).

Each Fund offers two classes of shares: Class I and Class A shares. The Funds do not issue share certificates.  All shares are held in non-certificated form registered on the books of the Fund and the transfer agent for the account of the shareholder.  Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series.  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The Trust does not hold an annual meeting of shareholders.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns.  All shares of the Funds have equal voting rights and liquidation rights.  The Agreement and Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected.  All shares of the Funds are subject to involuntary redemption if the Trustees determine to liquidate the Funds.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

For information concerning the purchase and redemption of shares of the Funds, see “How to Purchase Shares” and “How to Redeem Shares” in the Prospectus.  For a description of the methods used to determine the share price and value of the Fund’s assets, see “How Fund Shares are Priced” in the Prospectus and “Determination of Share Price” in this SAI.

Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her death, incapacity, resignation, or removal. Shareholders can remove a Trustee to the extent provided in the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders.

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ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS

Investment Strategies and Risks

All principal investment strategies and risks are discussed in the Prospectus.  This section contains a more detailed discussion of some of the investments the Funds may make and some of the techniques they may use, as described in the Risk/Return Summary in the Prospectus.  Additional non-principal strategies and risks also are discussed here.

Certificates of Deposit and Bankers’ Acceptances

The Funds may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Closed-End Investment Companies

The Funds may invest assets in closed-end investment companies (or “closed-end funds”), subject to the investment restrictions set forth below. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the NYSE MKT LLC, the National Association of Securities Dealers Automated Quotation System (commonly known as “NASDAQ”) and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Funds generally will purchase shares of closed-end funds only in the secondary market. The Funds will incur normal brokerage costs on such purchases similar to the expenses the Funds would incur for the purchase of securities of any other type of issuer in the secondary market. The Funds may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser and/or Sub-Advisers, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Funds purchase such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the market discount of such shares. This market discount may be due in part to the investment objective of long-term

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appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Funds may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Funds will ever decrease. In fact, it is possible that this market discount may increase and the Funds may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Funds’ shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Funds at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Funds.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. The Funds’ investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Commercial Paper

The Funds may purchase commercial paper. Commercial paper consists of unsecured promissory notes, including Master Notes, issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Master Notes, however, are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed.

Master Notes are governed by agreements between the issuer and the advisor acting as agent, for no additional fee, in its capacity as advisor to the Funds and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts maintained with or managed by the advisor or its affiliates pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The advisor, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Treasury bill auction rate, the rate on Master Notes is subject to change. Repayment of Master Notes to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the advisor.  Master Notes typically are not rated by credit rating agencies.

The Funds may purchase commercial paper consisting of issues rated at the time of purchase within the three highest rating categories by a nationally recognized statistical rating organization (the “NRSRO”). The Funds may also invest in commercial paper that is not rated but is determined by the Adviser and/or Sub-Advisers, under guidelines established by the Board, to be of comparable quality.

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Convertible Securities

The Funds may invest in convertible securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Corporate Debt

Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper).  The Adviser and/or Sub-Advisers consider corporate debt securities to be of investment grade quality if they are rated BBB- or higher by S&P or Baa3 or higher by Moody’s, or if unrated, determined by the Adviser and/or Sub-Advisers to be of comparable quality.  Investment grade debt securities generally have adequate to strong protection of principal and interest payments.  In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories.  The Funds may invest in both secured and unsecured corporate bonds. A secured bond is backed by collateral and an unsecured bond is not. Therefore an unsecured bond may have a lower recovery value than a secured bond in the event of a default by its issuer. The Adviser and/or Sub-Advisers may incorrectly analyze the risks inherent in corporate bonds, such as the issuer’s ability to meet interest and principal payments, resulting in a loss to the Funds.

Depositary Receipts

The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in sponsored form, are designed for use in U.S. securities markets. A sponsoring company provides financial information to the bank and may subsidize administration of the ADR.  Unsponsored ADRs may be created by a broker-dealer or depository bank without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Unsponsored ADRs may carry more risk than sponsored ADRs because of the absence of financial information provided by the underlying company.  Many of the risks described below regarding foreign securities apply to investments in ADRs.

Emerging Markets Securities

The Funds may purchase ETFs and other closed end funds that invest in emerging market securities.  Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries.  These risks include (i) the smaller market capitalization of securities markets, which may suffer periods of relative illiquidity, (ii) significant price volatility, (iii) restrictions on foreign investment, and (iv) possible repatriation of investment income and capital. In

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addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include (i) greater social, economic and political uncertainty and instability, (ii) more substantial governmental involvement in the economy, (iii) less governmental supervision and regulation, (iv) the unavailability of currency hedging techniques, (v) companies that are newly organized and small, (vi) differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers, and (vii) less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Equity Securities

Equity securities consist of common stock, convertible preferred stock, rights and warrants.  Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.  Warrants are options to purchase equity securities at a specified price for a specific time period.  Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.  Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser and/or Sub-Advisers.  As a result, the return and net asset value of the Funds will fluctuate.  Securities in the Funds’ portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time.  Although profits in some of the Funds’ holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

Exchange Traded Funds

The Funds may invest in a range of exchange traded funds (“ETFs”). Because many ETFs are considered to be investment companies, see “Investments in Other Investment Companies” below for additional information.

When the Funds invest in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Funds’ share prices may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Funds may be more heavily invested will vary.

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The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption.  Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit.  The Funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Adviser and/or Sub-Advisers believe it is in the Funds’ interest to do so.  The Funds’ ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which the Funds invest may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Funds intend to invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated.  In addition, an ETF may terminate if its entire net asset value falls below a certain amount.  Although the Adviser and/or Sub-Advisers, believe that, in the event of the termination of an underlying ETF they will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.

Fixed Income Securities

Fixed income securities include bonds and securities offered on a when-issued, delayed delivery, or forward commitment basis.  Fixed income securities are subject to credit risk and interest rate risk.  Credit risk is the risk that the Funds could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt.  Interest rate risk is the risk that the Funds’ investments in fixed income securities may fall when interest rates rise.

Investments in high-yield bonds (aka junk bonds) are considered to be more speculative than higher quality fixed income securities.  They are more susceptible to credit risk than investment-grade securities, especially during periods of economic uncertainty or economic downturns.  The value of lower quality securities are subject to greater volatility and are generally more dependent on the ability of the issuer to meet interest and principal payments than higher quality securities.  Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings.

Foreign Securities

The Funds may gain exposure to foreign securities both directly and indirectly through underlying investment companies that invest in foreign securities or by trading in domestic markets through an ADR. Purchases of foreign equity securities entail certain risks.  For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies generally are not subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.  Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchange, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty  in  enforcing  contractual obligations,  delays  in  settlement  of securities

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transactions and  greater  price  volatility.   In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

High Yield Securities

The Funds may invest in high yield securities as a non-principal investment strategy. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody’s). Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments.

Illiquid and Restricted Securities

The Funds may invest in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”)) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid. The Funds may gain exposure to foreign securities through its investment in ADRs. Certain ADRs are not listed on an exchange and therefore may be considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Funds might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Funds might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the National Association of Securities Dealers, Inc., now known as the Financial Industry Regulatory Authority, Inc.

Under guidelines adopted by the Board, the Funds’ Adviser and/or Sub-Adviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser and/or Sub-Advisers will consider, as it deems appropriate under the circumstances and among other factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security; (iii) the number of other potential purchasers of the security; (iv) dealer undertakings to make a market in the security; (v) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the

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nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (vi) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser and/or Sub-Advisers will also determine that the paper (i) is not traded flat or in default as to principal and interest, and (ii) is rated in one of the two highest rating categories by at least two NRSRO or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Funds’ assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Indexed Securities

The Funds may purchase indexed securities consistent with their investment objectives.  Indexed securities are those, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators.  Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.  Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad.  Indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Indexed securities may be more volatile than the underlying instruments.  Certain indexed securities that are not traded on an established market may be deemed illiquid.

Insured Bank Obligations

The Funds may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. The Funds may purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured.  Insured bank obligations may have limited marketability.

Investment Company Securities

The Funds may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act and the Funds’ investment objectives.  Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, the Funds become a shareholder of that investment company.  As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations.

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Under Section 12(d)(1) of the of the 1940 Act, the Funds may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual funds), but may not own more than 3% of the outstanding voting stock of any one investment company (the “3% Limitation”) or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the of 1940 Act, as amended provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Funds if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Funds and all affiliated persons of the Funds; and (ii) the Funds have not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Funds pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Funds (or the Adviser and/or Sub-Advisers acting on behalf of the Funds) must comply with the following voting restrictions: when the Funds exercise voting rights, by proxy or otherwise, with respect to investment companies owned by the Funds, the Funds will either seek instruction from the Funds’ shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Funds in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment adviser, such investments by the Funds may cause shareholders to bear duplicate fees.

In addition, the Funds are subject to the 3% Limitation unless (i) the ETF or the Funds have received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Funds; and (ii) the ETF and the Funds take appropriate steps to comply with any conditions in such order.

Preferred Stock

Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity.  The risks of preferred stocks are a lack of voting rights and the Adviser and/or Sub-Advisers may incorrectly analyze the security, resulting in a loss to the Funds.  Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Funds.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The real property and mortgages serving as investment vehicles for REITs may be either residential or commercial in nature and may include healthcare facilities. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. Such tax requirements limit a REIT’s ability to respond to changes in the commercial real estate market.

Investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited

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financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Repurchase Agreements

The Funds may invest in fully collateralized repurchase agreements.  A repurchase agreement is a short term investment in which the purchaser (i.e., the Funds) acquires ownership of a security and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than 7 days from the date of purchase).  Any repurchase transaction in which the Funds engage will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement.  In the event of a bankruptcy or other default of the seller, the Funds could experience both delays in liquidating the underlying security and losses in value.  However, the Funds intend to enter into repurchase agreements only with its custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy.  The Adviser monitors the creditworthiness of the banks and securities dealers with which the Funds engage in repurchase transactions.  The Funds may not enter into a repurchase agreement with a term of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. To the extent the Funds enter into a repurchase agreements, the Adviser is the only authorized party to enter into such agreements.

Reverse Repurchase Transactions

The Funds may enter into reverse repurchase transactions.  In a reverse repurchase transaction, the Funds concurrently agrees to sell portfolio securities to financial institutions such as banks and broker-dealers, and to repurchase the same securities at a later date at a mutually agreed upon price.  The repurchase price generally is equal to the original sales price plus interest.  The Funds retain record ownership of the securities and the right to receive interest and principal payments.  The Funds will enter into a reverse repurchase transaction in order to obtain funds to pursue additional investment opportunities with a return in excess of the cost of the reverse repurchase transaction.  Such transactions may increase fluctuations in the market value of Funds assets and may be viewed as a form of leverage.  Reverse purchase transactions also involve the risk that the market value of the securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities.  In the event of bankruptcy or other default by the purchaser, the Funds could experience both delays in repurchasing the portfolio securities and losses.  The Funds will enter into reverse purchase transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

Reverse purchase transactions are considered by the SEC to be borrowings by the Funds under the 1940 Act.  At the time the Funds enter into a reverse purchase transaction, it will direct its custodian to place in a segregated account assets (such as cash or liquid securities consistent with the Funds’ investment restrictions) having a value equal to the repurchase price (including accrued interest).  The Funds will monitor the account to ensure that the market value of the account equals the amount of the Funds’ commitments to repurchase securities. To the extent the Funds enter into a reverse repurchase transactions, the Adviser is the only authorized party to enter into such agreements.

Rights

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price.  Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks. The Adviser and/or Sub-Advisers believe rights may become underpriced if they are sold without regard to value and if analysts do not include them in their research.

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The risk in investing in rights is that the Adviser and/or Sub-Adviser might miscalculate their value resulting in a loss to the Funds. Another risk is the underlying common stock may not reach the Adviser’s and/or Sub-Advisers’ anticipated price within the life of the right.

Separate Trading of Registered Interest and Principal of Securities

The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities.  To the extent the Funds purchase the principal portion of the STRIP, the Funds will not receive regular interest payments.  Instead they are sold at a deep discount from their face value.  The Funds will accrue income on such STRIPS for tax and accounting purposes, in accordance with applicable law, which income is distributable to shareholders.  Because no cash is received at the time such income is accrued, the Funds may be required to liquidate other securities to satisfy its distribution obligations.  Because the principal portion of the STRIP does not pay current income, its price can be very volatile when interest rates change.  In calculating its dividend, the Funds take into account as income a portion of the difference between the principal portion of the STRIP’s purchase price and its face value.

Sub-Adviser Risks

If the Sub-Advisers manage more money in the future, including money raised in this offering, such additional funds could affect their performance or trading strategies. This increases the competition for the same trades which the Funds make. There is no assurance that the Funds’ trading will generate the same results as any other accounts managed by the Sub-Advisers.

U.S. Government Securities

The Funds may invest in U.S. government securities.  These securities may be backed by the credit of the government as a whole or only by the issuing agency.  U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities.  Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the agency that issued them, and not by the U.S. government.  Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (Fannie Mae) are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

The Funds’ investments in U.S. Government securities may include agency step-up obligations.  These obligations are structured with a coupon rate that “steps-up” periodically over the life of the obligation.  Step-up obligations typically contain a call option, permitting the issuer to buy back the obligation upon exercise of the option.  Step-up obligations are designed for investors who are unwilling to invest in a long-term security in a low interest rate environment.  Step-up obligations are used in an attempt to reduce the risk of a price decline should interest rates rise significantly at any time during the life of the obligation.  However, step-up obligations also carry the risk that market interest rates may be significantly below the new, stepped-up coupon rate.  If this occurs, the issuer of the obligation likely will exercise the call option, leaving investors with cash to reinvest.  As a result, these obligations may expose the Funds to the risk that proceeds from a called security may be reinvested in another security paying a lower rate of interest.

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Warrants

Warrants are securities that are usually issued with a bond or preferred stock but may trade separately in the market. A warrant allows its holder to purchase a specified amount of common stock at a specified price for a specified time. The risk in investing in warrants is the Adviser and/or Sub-Advisers might miscalculate their value, resulting in a loss to the Funds. Another risk is the warrants will not realize their value because the underlying common stock does reach the Adviser’s and/or Sub-Advisers’ anticipated price within the life of the warrant.

Investment Restrictions

Fundamental Investment Limitations.  The investment limitations described below have been adopted by the Trust with respect to the Funds and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Funds.  As used in the Prospectus and the Statement of Additional Information, the term “majority” of the outstanding shares of the Funds mean the lesser of:  (i) 67% or more of the outstanding shares of the Funds present at a meeting, if the holders of more than 50% of the outstanding shares of the Funds are present or represented at such meeting; or (ii) more than 50% of the outstanding shares of the Funds. Other investment practices, which may be changed by the Board without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy, are considered non-fundamental (“Non-Fundamental”).

1.  Borrowing Money.  The Funds will not borrow money, except:  (i) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Funds; or (ii) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Funds’ total assets at the time when the borrowing is made.  This limitation does not preclude the Funds from entering into reverse repurchase transactions, provided that the Funds have an asset coverage of 300% for all borrowings and repurchase commitments of the Funds pursuant to reverse repurchase transactions. To the extent the Fund enters into borrowing agreements to include repurchase agreements and reverse repurchase transactions, the Adviser is the only authorized party to enter into such agreements.

2.  Senior Securities.  The Funds will not issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Funds, provided that the Funds’ engagement in such activities is consistent with or permitted by the 1940 Act the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.  Underwriting.  The Funds will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Funds may be deemed an underwriter under certain federal securities laws.

4.  Real Estate.  The Funds will not purchase or sell real estate.  This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate.  This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.  Commodities.  The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments.  This limitation does not preclude the Funds from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities

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or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.  Loans.  The Funds will not make loans to other persons, except: (i) by loaning portfolio securities; (ii) by engaging in repurchase agreements; or (iii) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.  Concentration.  The Funds will not invest 25% or more of its total assets in a particular industry or group of industries.  This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8.  Diversification.  The Funds will invest in the securities of any issuer only if, immediately after such investment, at least 75% of the value of the total assets of the Funds will be invested in cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the value of the total assets of the Funds and to not more than 10% of the outstanding voting securities of such issuer.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken.  This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

The 1940 Act limits the Funds’ ability to borrow money, prohibiting the Funds from issuing senior securities, except the Funds may borrow from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Funds and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Funds shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.   Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Non-Fundamental.  The following limitations have been adopted by the Trust with respect to the Funds and are Non-Fundamental (see “Investment Limitations - Fundamental” above).

1.  Pledging.  The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in limitation (1) above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.  Borrowing.  The Funds will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

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3.  Margin Purchases.  The Funds will not purchase securities or evidences of interest thereon on “margin.”  This limitation is not applicable to short-term credit obtained by the Funds for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, or futures contracts.

4.  Illiquid Investments.  The Funds will not invest 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

With respect to Fundamental Investment Restriction #7, the Funds will examine its other investment company holdings to ensure that the Funds are not indirectly concentrating its investments in a particular industry.

MANAGEMENT OF THE FUND

The Board supervises the business activities of the Trust and appoints the officers.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  As of the date of this SAI, the Funds are in addition to other series in the “Fund Complex”.  The Board generally meets four times a year to review the progress and status of the Funds.

Board Leadership Structure

The Trust is led by Brandon E. Lacoff, Esq., who has served as the Chairman of the Board since inception. The Board is comprised of Mr. Lacoff, Mr. Skidmore and four other Trustees, none of whom are an interested person (“Independent Trustees”).  The Independent Trustees have not selected a Lead Independent Trustee.  Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly.  Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, and, more generally, in-practice (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings.  Generally, the Trust believes it best to have a single leader who is seen by shareholders, business partners and other stakeholders as providing strong leadership.  The Trust believes that its Chairman together with the Audit Committee and the full Board, provide effective leadership that is in the best interests of the Trust and the Funds’ shareholders because of the Board’s collective business acumen and understanding of the regulatory framework under which investment companies must operate.

Board Risk Oversight

The Board is comprised of Mr. Lacoff and Gregory Skidmore and four Independent Trustees with a standing independent Audit Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary.  The Audit Committee considers financial and reporting risk within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information, and the Audit Committee’s communications with the independent registered public accounting firm.

Trustee Qualifications

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Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

Brandon E. Lacoff, Esq. – Interested Trustee - Mr. Lacoff has been a Member of the Board of Belpointe Asset Management, LLC since 2007.  Belpointe Asset Management, LLC provides investment advisory services to individuals. His career began in finance and accounting at Arthur Andersen, LLP and continued at Ernst & Young, LLP in their Mergers and Acquisitions groups.  He founded a group of companies under the brand Belpointe (formerly known as Belray) in 2001 for the purpose of investing in real estate and other private investments.  He left Ernst & Young in 2004 to focus on operating Belpointe. He holds a Juris Doctorate degree from the Hofstra University Maurice A. Deane School of Law and a Masters of Business Administration from the Hofstra University Frank G. Zarb School of Business, as well as a Bachelor of Arts degree in Finance from the Syracuse University Whitman School of Management.

Gregory Skidmore – Interested Trustee – Mr. Skidmore is Founder, President and CIO of Belpointe Asset Management, LLC.  Greg provides Belpointe with overall strategic leadership and oversees the firm’s investment strategies.  Mr. Skidmore’s career in finance began in 2003 when Greg joined Advest, Inc., formally a subsidiary of AXA Financial.  There he spent time in Equity Research and Institutional Sales.  He then took that experience to Citigroup Smith Barney where he was a private client financial advisor from 2005 to 2007.  Mr. Skidmore founded Belpointe Asset Management in 2007 and has been President since its foundation.  He has passed the series 65 exam.  He graduated from Connecticut College in 1999 with a BA in Economics and History.

Dean Drulias Esq. – Independent Trustee – Mr. Dean W. Drulias is an attorney practicing in Westlake Village California.  Mr. Drulias is a member of the State Bar Association of California and Texas. He was admitted to The State Bar of California in 1977.  He received his undergraduate degree from the University of California Berkley. He received a J.D. from Loyola Law School.  He served as Corporate Secretary and General Counsel of Fortune Natural Resources Corporation. Prior to 1997, he was a stockholder and a practicing attorney at the law firm of Burris, Drulias & Gartenberg..  Mr. Drulias has been a Director of Fortune Natural Resources Corp. since 1990. He specializes in the areas of energy, environmental and real property law.

Shawn Orser – Independent Trustee – Mr. Orser is the President and CEO of Seaside Financial and Insurance Services, an independent RIA. Shawn began his career in Finance in 1997 supporting an Index Arbitrage desk at RBC Dominion Securities.  He then moved to Merrill Lynch where he worked on the trading desk for the Equity Linked Products Group.  He left Merrill Lynch to join the hedge fund Titan Capital where he traded equity derivatives.  Afterwards he worked as a proprietary trader for Remsenburg Capital trading equity and option strategies.  In 2007, he moved to the retail side of the business with Northwestern Mutual and has been with Seaside since 2009.  Shawn holds a BS in Finance from Syracuse University and has passed the following FINRA exams and his licenses are held at Fortune Financial Services, Inc.  He holds the following licenses: Series 7, Series 63, Series 55, and Series 66.  He also holds Life & Health Insurance licenses in California & Connecticut.

Fredrick Stoleru – Independent Trustee – Mr. Fredrick M. Stoleru has been Chief Executive Officer of Atlas Resources LLC and President of Atlas Resources LLC at DGOC Series 18B L.P. and DGOC Series 18(C), L.P since February 2017. Mr. Stoleru serves as the Chief Executive Officer and President of Atlas Resources LLC. Mr. Stoleru serves as Vice President of the General Partner of Atlas Growth Partners, L.P. since its inception in 2013.  From 2008 to 2013 Mr. Stoleru served as Managing Director and Vice President of Business Development of Resource Financial Institutions Group, Inc., responsible for business development and all retail fundraising efforts. From 2005 to 2008, Mr. Stoleru was a Principal of NPV/Direct Invest, where he was responsible for broker dealer relationships and raising capital for

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structured real estate programs. From 2002 to 2005, he was an Associate at the Capital Transactions Group of the Shorenstein Company. From 2000 to 2002, Mr. Stoleru was an Investment Banking Associate with JP Morgan Chase and from 1993 to 1998 with JP Morgan Investment Management. He served as the Chairman and a Director of Atlas Resources, L.L.C. until June 30, 2017. He serves as Director of Atlas Resources LLC at DGOC Series 18B L.P. and DGOC Series 18(C), L.P. He has been a Director of Titan Energy, LLC since February 8, 2017. He received his MBA degree from Georgetown University and a Bachelor of Science in business from the University of Delaware. Mr. Stoleru holds FINRA Series 7 and 63 licenses.

Ronald Young Jr. – Independent Trustee – Mr. Ronald Young Jr. possesses what the Board feels are unique experiences, qualifications and skills valuable to the Trust.  Mr. Young currently serves as the President of Young Consulting, LLC, a corporation that provides business consulting.  He also, currently serves as President of Tri-State LED, a corporation that provides comprehensive LED lighting solutions.  Previously, he co-founded and served as the managing partner for a diversified private equity capital firm and real estate development company. The Board believes Mr. Young’s experience and expertise as a business consultant, including his expertise in private equity and real estate, adds depth and understanding to its consideration of the Trustee's obligations to the Trust and shareholders.

Each of the Independent Trustees possesses a strong understanding of the regulatory framework under which investment companies must operate. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes the Board highly effective.

The following tables provide information about Board and the senior officers of the Trust. Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Funds’ most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years. Unless otherwise noted, the business address of each person listed below is c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003. Unless otherwise noted, each officer is elected annually by the Board.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name Address[2] and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Dean Drulias, Esq. Birth Year: 1947	Trustee	Indefinite/ November 2017 - present	Attorney (self-employed), since 2012.	16	None
Shawn Orser Birth Year: 1975	Trustee	Indefinite/ November 2017 - present	CEO, Seaside Advisory (June 2016-Present); Executive Vice President, Seaside Advisory (2009- June 2016).	16	None

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Fredrick Stoleru Birth Year: 1971	Trustee	Indefinite/ November 2017 - present	Chief Executive Officer and President of Atlas Resources LLC since February 2017, Senior Vice President, Atlas Energy, 2015-2017, Vice President of the General Partner of Atlas Growth Partners, L.P. since 2013.	16	None
Ronald Young Jr. Birth Year: 1974	Trustee	Indefinite/ March 2020 – present	President - Young Consulting, Inc. (Business Consultants) (2008-Present); President – Tri State LED, Inc. (2010-Present).	16	None

1 The “Fund Complex” consists of the Collaborative Investment Series Trust.

2 The address for each Trustee listed is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address[3] and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Brandon E. Lacoff, Esq.[2] Birth Year: 1974	Trustee	Indefinite/ November 2017 - present	Managing Director of Belpointe Group of Companies since 2004 and Member of Board of Belpointe Asset Management, LLC	16	None
Gregory Skidmore Birth Year: 1976	Trustee and President	Indefinite/since November 2017	President, Belpointe Asset Management, LLC since 2007.	16	N/A

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Brandon Pokersnik Birth Year: 1978	Secretary and Chief Compliance Officer	Indefinite/since November 2017	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.	N/A	N/A
Adam Snitkoff Birth Year: 1965	Treasurer	Indefinite/since November 2017	Tax Attorney (self-employed), since 2012.	N/A	N/A

1 The “Fund Complex” consists of the Collaborative Investment Series Trust.

2 Brandon E. Lacoff, Esq. is considered an “Interested” Trustee as defined in the 1940 Act, because of his ownership interest in Belpointe Asset Management, LLC. Gregory Skidmore is considered an “Interested” Trustee as defined in the 1940 Act, because of his affiliation with Belpointe Asset Management, LLC.

3 The address for each Trustee and Officer listed is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

The Trust’s audit committee consists of the Independent Trustees.  The audit committee is responsible for (i) overseeing the accounting and financial reporting policies and practices of the Funds, their internal controls and, as appropriate, the internal controls of certain service providers; (ii) overseeing the quality and objectivity of the Funds’ financial statements and the independent audit of the financial statements; and (iii) acting as a liaison between the Funds’ independent auditors and the full Board.

As of December 31, 2019, the Trustees beneficially owned the following amounts in the Funds:

Name of Trustee or Officer	Dollar Range of Securities in the Tactical Growth Allocation Fund	Dollar Range of Securities in the Tactical Moderate Allocation Fund	Dollar Range of Securities in the Tactical Conservative Allocation Fund	Aggregate Dollar Range of Securities in the Trust
Brandon Lacoff[1]	None	None	None	None
Gregory Skidmore[1]	None	None	None	None
Dean Drulias	None	None	None	None
Shawn Orser	None	None	None	None
Fredrick Stoleru	None	None	None	None
Ronald Young Jr	None	None	None	None

1 Brandon E. Lacoff, Esq. is considered an “Interested” Trustee as defined in the 1940 Act, because of his ownership interest in Belpointe Asset Management, LLC. Gregory Skidmore is considered an “Interested” Trustee as defined in the 1940 Act, because of his affiliation with Belpointe Asset Management, LLC.

The following table describes the compensation estimated to be paid to the Trustees for the Trust’s initial fiscal year.  Trustees of the Funds who are deemed “interested persons” of the Trust receive no compensation from the Funds.

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Name [1]	Aggregate Compensation from the Tactical Growth Allocation Fund	Aggregate Compensation from the Tactical Moderate Allocation Fund	Aggregate Compensation from the Tactical Conservative Allocation Fund	Total Compensation from Trust[2]
Brandon Lacoff [3]	$0	$0	$0	$0
Gregory Skidmore [3]	$0	$0	$0	$0
Dean Drulias	$250	$250	$250	$2,000
Shawn Orser	$250	$250	$250	$2,000
Fredrick Stoleru	$250	$250	$250	$2,000
Ronald Young Jr	$0	$0	$0	$0

1 Each non-interested Trustee receives $500 per quarterly meeting attended.  Amounts shown reflect the estimated compensation for the Fund’s first full fiscal year.

2 The Trust is comprised of the sixteen separate funds, including those discussed in this statement of additional information.

3 Brandon E. Lacoff, Esq. is considered an “Interested” Trustee as defined in the 1940 Act, because of his ownership interest in Belpointe Asset Management, LLC. Gregory Skidmore is considered an “Interested” Trustee as defined in the 1940 Act, because of his affiliation with Belpointe Asset Management, LLC.

CODE OF ETHICS

Pursuant to the requirements of rule 17j-1 under 1940 Act, and in order to protect against certain unlawful acts, practices and courses of business by certain individuals or entities related to the Funds, the Funds, the Adviser, the Sub-Advisers and the Distributor have each adopted a Code of Ethics and procedures for implementing the provisions of the Code. The personnel of the Funds, the Adviser, the Sub-Advisers and the Distributor are subject to the code of ethics when investing in securities that may be purchased, sold or held by the Funds.

DISTRIBUTION PLAN

The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act, (the “Plan”).  The Plan permits the Funds to pay Arbor Court Capital, LLC (the “Distributor”) for certain distribution and promotion expenses related to marketing Class A shares of the Funds. The amount payable annually by the Funds is 0.25% of the average daily net assets of the Class A shares.  The Plan is a compensation style plan which means the Funds accrue expenses and pay the Distributor based upon the percentage described above rather than on actual expenses incurred by the Distributor.

Under the Plan, the Trust may engage in any activities related to the distribution of Funds shares, including without limitation the following: (i) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Funds, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Funds; (ii) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Funds; (iii) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Funds for recipients other than existing shareholders of the Funds; (iv) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (v) costs of preparing, printing and distributing sales literature; (vi) costs of obtaining such information, analyses and reports with respect to

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marketing and promotional activities as the Trust may, from time to time, deem advisable; and (vii) costs of implementing and operating this Plan.

The Trustees expect that the Plan could significantly enhance the Funds’ ability to expand distribution of shares of the Funds. It is also anticipated that an increase in the size of the Funds will produce economies of scale that benefit the shareholders, facilitate more efficient portfolio management, and assist the Funds in seeking to achieve its investment objective.

The Plan has been approved by the Board, including a majority of the Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person.  Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Funds.  Any amendment increasing the maximum percentage payable under the Plan or other material change must be approved by a majority of the outstanding shares of the Funds, and all other material amendments to the Plan or any related agreement must be approved by a majority of the independent Trustees.

Actual 12b-1 Expenditures Paid by Tactical Conservative Allocation Fund’s Class A Shares During the Fiscal Period Ended December 31, 2019
Class A
Advertising/Marketing	None
Printing/Postage	None
Payment to distributor	$18
Payment to dealers	None
Compensation to sales personnel	None
Other	None
Total	$18

Actual 12b-1 Expenditures Paid by Tactical Moderate Allocation Fund’s Class A Shares During the Fiscal Period Ended December 31, 2019
Class A
Advertising/Marketing	None
Printing/Postage	None
Payment to distributor	$41
Payment to dealers	None
Compensation to sales personnel	None
Other	None
Total	$41

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Actual 12b-1 Expenditures Paid by Tactical Growth Allocation Fund’s Class A Shares During the Fiscal Period Ended December 31, 2019
Class A
Advertising/Marketing	None
Printing/Postage	None
Payment to distributor	$40
Payment to dealers	None
Compensation to sales personnel	None
Other	None
Total	$40

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

Shareholders owning more than 25% of the shares of the Funds are considered to “control” the Fund as that term is defined under the 1940 Act.  Persons controlling the Funds can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Funds’ fundamental policies or the terms of the management agreement with the Adviser.  As of April 1, 2020, the following shareholders owned more than 5% of the Fund:

Name & Address	Shares	Percentage of Fund
Tactical Conservative Allocation Fund
Class A Shares
AMERITRADE INC. OMAHA, NE 68103	2656.751	93.84%
Class I Shares
E*TRADE SAVINGS BANK FBO #324 PO BOX 6503 ENGLEWOOD, CO 80155	486690.197	12.65%
AMERITRADE INC. OMAHA, NE 68103	3291308.396	85.52%
Tactical Moderate Allocation Fund
Class A Shares
HORTER INVESTMENT MANAGEMENT 11726 SEVEN GABLES RD CINCINNATI, OH 45249	100.146	23.60%

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E*TRADE SAVINGS BANK FBO E*TRADE Savings Bank PO BOX 6503 ENGLEWOOD, CO 80155	73.466	17.31%
AMERITRADE INC. OMAHA, NE 68103	250.791	59.09%
Class I Shares
E*TRADE SAVINGS BANK FBO E*TRADE Savings Bank PO BOX 6503 ENGLEWOOD, CO 80155	764568.558	15.76%
AMERITRADE INC. OMAHA, NE 68103	4064099.209	83.79%
Tactical Growth Allocation Fund
Class A Shares
HORTER INVESTMENT MANAGEMENT 11726 SEVEN GABLES RD CINCINNATI, OH 45249	100.114	25.34%
E*TRADE SAVINGS BANK FBO E*TRADE Savings Bank PO BOX 6503 ENGLEWOOD, CO 80155	73.504	18.60%
AMERITRADE INC. OMAHA, NE 68103	221.517	56.06%
Class I Shares
E*TRADE SAVINGS BANK FBO E*TRADE Savings Bank PO BOX 6503 ENGLEWOOD, CO 80155	582590.448	11.24%
AMERITRADE INC. OMAHA, NE 68103	4561603.275	88.03%

Management Ownership

As of December 31, 2019, the Trustees and officers, as a group, owned less than 1.00% of the Fund’s outstanding shares and less than 1.00% of the Fund Complex’s outstanding shares.

INVESTMENT ADVISORY SERVICES

Investment Adviser

Tactical Fund Advisors, LLC, located at 8316 Cornell Road, Cincinnati, Ohio 45249, is the adviser to the Funds. Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the oversight of the Board, provides or arranges to be provided to the Funds such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objective and policies.  As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of the Funds. For the fiscal period

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ended December 31, 2019, the Tactical Conservative Allocation Fund paid the Adviser $237,160 and the Adviser waived or reimbursed the Fund $4,147. For the fiscal period ended December 31, 2019, the Tactical Moderate Allocation Fund paid the Adviser $537,547 and the Adviser waiver or reimbursed the Fund $12,615. For the fiscal period ended December 31, 2019, the Tactical Growth Allocation Fund paid the Adviser $380,000 and the Adviser waived or reimbursed the Fund $23,870.

The Agreement continues for an initial term of two years, and is renewed on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of the Funds. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval.  The Agreement may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of the Funds on not more than 60 days written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2021 to ensure that total annual Funds operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed the percentages, shown in the table below, of average daily net assets (the “Expense Limitation Agreement”).  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment.  The Expense Limitation Agreement may be terminated only by the Funds’ Board, on 60 days written notice to the Adviser.

Fund	Expense Limitation
Tactical Growth Allocation Fund	Class A 2.20% Class I 1.95%
Tactical Moderate Allocation Fund	Class A 2.20% Class I 1.95%
Tactical Conservative Allocation Fund	Class A 2.20% Class I 1.95%

A discussion regarding the basis for the Board’s approval of the Agreement will be available in the Funds’ semi-annual report dated June 30, 2019.

Drew Horter is the portfolio manager responsible for the day-to-day management of the Funds.  As of December 31, 2019, Mr. Horter is also responsible for the management of the following other types of accounts:

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Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0

As of December 31, 2019, Mr. Leake was also responsible for the management of the following other types of accounts:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	7	$265,200,000	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	46	$121,400,000	0	0

As of December 31, 2019, Mr. Waters was also responsible for the management of the following other types of accounts:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	7	$265,200,000	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	46	$121,400,000	0	0

As of December 31, 2019, Mr. Halpern was also responsible for the management of the following other types of accounts:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	5	$$109,615,000	0	0

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Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0

As of December 31, 2019, Mr. Tuttle was also responsible for the management of the following other types of accounts:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	9	$303,000,000	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	1	$3,000,000	0	0

As of December 31, 2019, Mr. Maas was also responsible for the management of the following other types of accounts:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	2,387	239,931,69	1	7,500,000

In general, when a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from the Funds, or it could receive a performance-based fee on certain accounts. The procedures to address conflicts of interest, if any, are described below.

The Adviser and/or Sub-Advisers attempt to avoid conflicts of interest that may arise as a result of the management of multiple client accounts. From time to time, the Adviser and/or Sub-Advisers may recommend or cause a client to invest in a security in which another client of the Adviser and/or Sub-Advisers have an ownership position.  The Adviser and/or Sub-Advisers have each adopted certain procedures intended to treat all client accounts in a fair and equitable manner.  To the extent that the Adviser and/or Sub-Advisers seek to purchase or sell the same security for multiple client accounts, the Adviser and/or Sub-Advisers may aggregate, or bunch, these orders where it deems this to be appropriate

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and consistent with applicable regulatory requirements.  When a bunched order is filled in its entirety, each participating client account will participate at the average share prices for the bunched order.  When a bunched order is only partially filled, the securities purchased will be allocated on a pro-rata basis to each account participating in the bunched order based upon the initial amount requested for the account, subject to certain exceptions.  Each participating account will receive the average share price for the bunched order on the same business day.

For services as a Portfolio Manager to the Funds, Mr. Horter receives a share of the Adviser’s profits, if any. For services as a Portfolio Manager to the Funds, Mr. Leake, Mr. Waters, Mr. Halpern, Mr. Maas, and Mr. Tuttle receive a share of the sub-advisers’ profits, if any.

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the Funds as of the December 31, 2019.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds
Mr. Horter	None
Mr. Leake	None
Mr. Waters	None
Mr. Halpern	None
Mr. Tuttle	None
Mr. Maas	None

Sub-Advisers and Sub-Advisory Agreements

The Adviser has engaged the following sub-advisers to serve as sub-advisers to their prospective Funds pursuant to Investment Sub-Advisory Agreements (collective, the “Sub-Advisory Agreements”): (i) Tuttle Tactical Management, LLC  (the “Tuttle  Sub-Adviser”); (ii)  the Exceed Advisory, LLC (the “ Exceed Sub-Adviser”); (iii) Anchor Capital Management Group, Inc. (the “ Anchor Sub-Adviser”); and (iv) Synergy Financial Management, LLC (the “Synergy Sub-Adviser”).  The Sub-Advisers are responsible for selecting the Funds’ investments according to each Funds’ investment objectives, policies, and restrictions.

The Sub-Advisory Agreements continue in effect for two years initially and then from year to year, provided it is renewed at least annually by a vote of the majority of the Trustees, who are not parties to the agreement or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval. The Sub-Advisory Agreements may be terminated without penalty at any time by the Adviser or the respective Sub-Adviser on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as that term is defined in the 1940 Act).

The Sub-Advisory Agreements provide that each Sub-Adviser will formulate and implement a continuous investment program for their respective Fund, in accordance with that Fund’s objectives, policies, and limitations and any investments guidelines established by the Adviser. The Sub-Advisers

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will, subject to the supervision and control of the Adviser, determine in its discretion which issuers and securities will be purchased, held, sold, or exchanged by each Fund, and will place orders with and give instruction to brokers and dealers to cause the execution of such transactions. The Sub-Advisers are required to furnish, at its own expense, all investment facilities necessary to perform its obligations under the Sub-Advisory Agreements. Pursuant to the Sub-Advisory Agreements between the Adviser and Sub-Advisers, the Sub-Advisers are entitled to receive an annual Sub-Advisory fee, which paid by the Adviser, not the Funds.

Custodian

U.S. Bank, 425 Walnut Street, Cincinnati, Ohio 45202, serves as the Funds’ custodian (“Custodian”).  The Custodian acts as the Funds’ depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds’ request and maintains records in connection with its duties.

Fund Services

Mutual Shareholder Services, LLC. (“MSS”), 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003, acts as the transfer agent (“Transfer Agent”) for the Funds.  MSS maintains the records of the shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.  MSS receives an annual fee from the Trust of $11.50 per shareholder (subject to a minimum monthly fee of $775.00 per Fund) for these transfer agency services. For the fiscal period ended December 31, 2019, the Tactical Conservative Allocation Fund paid MSS $4,921 for transfer agent services. For the fiscal period ended December 31, 2019, the Tactical Growth Allocation Fund paid MSS $4,921 for transfer agent services. For the fiscal period ended December 31, 2019, the Tactical Moderate Allocation Fund paid MSS $4,921 for transfer agent services.

In addition, MSS provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant (“Fund Accounting Agent”), MSS receives an annual fee from the Trust based on the average value of the Fund.  These fees are: from $0 to $25 million in assets the annual fee is $21,000, from $25 million to $50 million in assets the annual fee is $30,500, from $50 million to $75 million in assets the annual fee is $36,250, from $75 million to $100 million in assets the annual fee is $42,000, from $100 million to $125 million in assets the annual fee is $47,750, from $125 million to $150 million in assets the annual fee is $53,500, and for asset above $150 million the annual fee is $59,250.  The Trust will receive a discount ranging from 10-60% depending on the net assets of each Trust until the Trust reaches $10 million in assets. For the fiscal period ended December 31, 2019, the Tactical Conservative Allocation Fund paid MSS $19,708 for fund accounting services. For the fiscal period ended December 31, 2019, the Tactical Growth Allocation Fund paid MSS $22,578 for fund accounting services. For the fiscal period ended December 31, 2019, the Tactical Moderate Allocation Fund paid MSS $25,447 for fund accounting services.

Administrator and Compliance Services

Collaborative Fund Services, LLC (“CFS”), located at 125 Greenwich Avenue, Greenwich, CT 06830, will serve as the Funds’ Administrator and will provide compliance services to the Funds.  CFS will be paid an annual fee of 0.35% of the Funds’ average daily net assets. For the fiscal year ended December 31, 2019, the Tactical Conservative Allocation Fund paid CFS $41,517 for administrative and compliance services. For the fiscal period ended December 31, 2019, the Tactical Growth Allocation

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Fund paid CFS $91,433 for administrative and compliance services. For the fiscal period ended December 31, 2019, the Tactical Moderate Allocation Fund paid CFS $129,753 for administrative and compliance services. For the fiscal period ended December 31, 2019 CFS voluntarily waived a portion of its administrative fee for each of the Funds.

Independent Registered Public Accounting Firm

The firm of Sanville & Company, located at 1514 Old York Road, Abington, PA 19001, served as the Funds’ independent registered public accounting firm providing services including (1) audit of annual financial statements, and (2) other audit, tax, and related services to the Funds during the fiscal period ended December 31, 2019. The firm of Cohen and Company, Ltd. (“Cohen”), 1350 Euclid Ave # 800, Cleveland, OH 44115, has been selected as independent registered public accounting firm for the Funds for the fiscal year ending December 31, 2020.  Cohen will perform an annual audit of the Funds’ financial statements and provides financial, tax and accounting services as requested.

Legal Counsel

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215 serves as the Trust’s legal counsel.

Distributor

The Trust selected Arbor Court Capital, LLC, located at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 as the Funds distributor. The Distributor serves as the principal underwriter and national distributor for the shares of the Funds pursuant to underwriting agreement with the Trust (the “Underwriting Agreement”). The Distributor is registered as broker-dealer under the Securities and Exchange Act of 1934 and each state’s securities laws and is a member of FINRA. The offering of the Funds’ shares are continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of the Funds’ shares, will use reasonable efforts to facilitate the sale of the Funds’ shares.

The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue year to year, subject to annual approval by (a) the Board or a vote of the majority of the outstanding shares, and (b) by a majority of Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by the Board at any time, without the payment of any penalty, by a vote of a majority of the entire Board or by a vote of a majority of the outstanding shares of the Funds on 60 days’ written notice to the Distributor, or by the Distributor at any time, without any payment of any penalty, on 60 days’ written notice to the Funds’. The Underwriting Agreement will automatically terminate in the event of its assignment.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to policies established by the Board, the Adviser and/or Sub-Advisers, subject to the oversight of the Board, are responsible for the Funds’ portfolio decisions and the placing of the Funds’ portfolio transactions.  In placing portfolio transactions, the Adviser and/or Sub-Advisers seek the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or

28

dealer. The Adviser and/or Sub-Advisers generally seek favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser and/or Sub-Advisers are specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Adviser exercises investment discretion, and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser and/or Sub-Advisers determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided.  The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.  The Adviser and/or Sub-Advisers may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.  However, the Adviser and/or Sub-Advisers may place portfolio transactions with brokers or dealers that promote or sell the Funds’ shares so long as such placements are made pursuant to policies approved by the Board that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities, and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Adviser and/or Sub-Advisers in servicing all of its accounts.  Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser and/or Sub-Advisers in connection with its services to the Funds.  Although research services and other information are useful to the Funds and the Adviser, it is not possible to place a dollar value on the research and other information received.  It is the opinion of the Board and the Adviser and/or Sub-Advisers that the review and study of the research and other information will not reduce the overall cost to the Adviser and/or Sub-Advisers of performing its duties to the Funds under the Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available.  Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker.  Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

When the Funds and the Adviser’s and/or Sub-Advisers’ clients seek to purchase or sell the same security at or about the same time, the Adviser and/or Sub-Advisers may execute the transaction on a combined (“blocked”) basis.  Blocked transactions can produce better execution for the Funds because of the increased volume of the transaction. If the entire blocked order is not filled, the Funds may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security.  Similarly, the Funds may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis.  The Adviser and/or Sub-Advisers may adjust the allocation when, taking into account such factors as the size of the individual orders and transaction costs, the Adviser and/or Sub-Advisers believes an adjustment is reasonable. For the fiscal period ended December 31, 2019, the Funds paid $239,565 in brokerage commissions.

Portfolio Turnover

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The portfolio turnover rates for the Funds are calculated by dividing the lesser of the Funds’ purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities.  The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.  The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares.  High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to the Funds and may result in additional tax consequences to the Funds’ Shareholders. The Funds’ are not restricted by policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions as well as market prices dictate. For the fiscal period ended December 31, 2019, the Tactical Conservative Allocation Fund, Tactical Growth Allocation Fund, and the Tactical Moderate Allocation Fund had portfolio turnover rates of 674.08%, 929.77%, and 911.79%, respectively.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds are required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters.  The Funds also are required to file a schedule of portfolio holdings with the SEC on Form N-PORT within 60 days of the end of the first and third fiscal quarters.  The Funds must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Funds, upon request, free of charge.  This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).  The Funds may enter into ongoing arrangements to release portfolio holdings to rating agencies, such as Morningstar or Lipper, in order for the agencies to assign a rating or ranking to the Funds.  Portfolio holdings will be supplied to rating agencies no more frequently than quarterly and only after the Funds have filed a Form N-CSR or Form N-PORT with the SEC.  The Funds currently do not have any ongoing arrangements to release portfolio holdings information to rating agencies.

Pursuant to policies and procedures adopted by the Board, the Funds have ongoing arrangements to release portfolio holdings information on a daily basis to the Adviser, the Sub-Advisers, Transfer Agent, the Funds Accounting Agent and Custodian and on an as needed basis to other third parties providing services to the Funds.  The Adviser, the Sub-Advisers, Transfer Agent, Funds’ Accounting Agent and Custodian receive portfolio holdings information daily in order to carry out the essential operations of the Fund.  The Funds disclose portfolio holdings to its auditors (Cohen), legal counsel (Thompson Hine LLP), proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers.  The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed.  For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.

The Funds make publicly available on a monthly basis an updated list of the Funds’ top ten holdings, sector weightings and other Funds’ characteristics.  This information is made available on the Funds’ website.  The same information may also be included in printed marketing materials.  The information is updated monthly and is usually available within 5 days of the month end.  The Funds’ Form N-CSR and Form N-PORT will contain the Funds’ entire list of portfolio holdings as of the applicable quarter end.

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The Funds, the Adviser, the Sub-Advisers, the Transfer Agent, the Funds’ Accounting Agent and the Custodian are prohibited from entering into any special or ad hoc arrangements with any person to make available information about the Funds’ portfolio holdings without the specific approval of the Board.  Any party wishing to release portfolio holdings information on an ad hoc or special basis must  submit any proposed arrangement to the Board, which will review the arrangement to determine (i) whether the arrangement is in the best interests of the Funds’ shareholders, (ii) the information will be kept confidential (based on the factors discussed below),  (iii) whether sufficient protections are in place to guard against personal trading based on the information, and (iv) whether the disclosure presents a conflict of interest between the interests of Funds’ shareholders and those of the Adviser and/or the Sub-Advisers, or any affiliated person of the Funds or the Adviser and/or Sub-Advisers. Additionally, the Adviser and/or the Sub-Advisers, and any affiliated persons of the Adviser and/or Sub-Advisers are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Funds, as a result of disclosing the Funds’ portfolio holdings.

Information disclosed to third parties, whether on an ongoing or ad hoc basis, is disclosed under conditions of confidentiality.  “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.  The agreements with the Funds’ Adviser, the Sub-Advisers, Transfer Agent, Funds’ Accounting Agent and Custodian contain confidentiality clauses, which the Board and these parties have determined extend to the disclosure of nonpublic information about the Fund’s portfolio holding and the duty not to trade on the non-public information.  The Funds believe, based upon its size and history, that these are reasonable procedures to protect the confidentiality of the Funds’ portfolio holdings and will provide sufficient protection against personal trading based on the information.

DETERMINATION OF SHARE PRICE

The price (net asset value) of the shares of the Funds are determined at the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business.  For a description of the methods used to determine the net asset value, see “How to Buy Shares – Purchasing Shares” in the prospectus.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser and/or Sub-Advisers, as applicable, believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser and/or Sub-Advisers determine that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser and/or Sub-Advisers, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser and/or Sub-Advisers believe such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser and/or Sub-Advisers decide that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a

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pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser and/or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

FAIR VALUE COMMITTEE AND VALUATION PROCESS

The fair value committee is composed of one of more officers from each of the (i) Trust, (ii) Administrator, and (iii) Adviser and/or the Sub-Advisers. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser and/or the Sub-Advisers, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser and/or the Sub-Advisers to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser and/or the Sub-Advisers valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser and/or Sub-Advisers are unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of each Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

As a general principle, the fair value of a security is the amount that the Funds might reasonably expect to realize upon its current sale. The Trust has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). In accordance with ASC 820, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use

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in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available under the circumstances.

Various inputs are used in determining the value of the Funds’ investments relating to ASC 820. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value committee takes into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of each Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser (and/or the Sub-Advisers) or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by independent third parties and (vii) the liquidity or illiquidity of the market for the security.

Board’s Determination.  The Board meets at least quarterly to consider the valuations provided by the fair value committee and to ratify the valuations made for the applicable securities. The Board considers the reports provided by the fair value committee, including follow up studies of subsequent market-provided prices when available, in reviewing and determining in good faith the fair value of the applicable portfolio securities.

The Trust expects that the NYSE will be closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

COMPLIANCE WITH PORTFOLIO HOLDING DISCLOSURE PROCEDURES

The Funds’ Chief Compliance Officers will report periodically report to the Board with respect to compliance with the Funds’ portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

REDEMPTION IN-KIND

The Funds do not intend to redeem shares in any form except cash.  The Funds reserve the right to honor requests for redemption or repurchase orders made by a shareholder during any 90-day period by making payment in whole or in part in portfolio securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (if the request is greater than the lesser of $250,000 or 1% of the Funds’ net assets at the beginning of the 90-day period) in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder.  In the event that an in-kind

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distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Funds.

TAX CONSEQUENCES

The Funds intend to qualify under Sub-Chapter M of the Internal Revenue Code.  Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Funds, by paying out substantially all of its investment income and realized capital gains, intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a “regulated investment company” under Sub-Chapter M, at least 90% of the Funds’ income must be derived from dividends, interest and gains from securities transactions, and no more than 50% of the Funds’ total assets may be in two or more securities that exceed 5% of the total assets of the Funds at the time of each security’s purchase. Not qualifying under Sub-Chapter M of the Internal Revenue Code would cause the Funds to be considered a personal holding company subject to normal corporate income taxes.  The Funds then would be liable for federal income tax on the capital gains and net investment income distributed to its shareholders, resulting in a second level of taxation that would substantially reduce net after-tax returns from the Funds.  Any subsequent dividend distribution of the Funds’ earnings after taxes would still be taxable as received by shareholders.

Tax Distribution: The Funds’ distributions (capital gains and dividend income), whether received by shareholders in cash or reinvested in additional shares of the Funds, may be subject to federal income tax payable by shareholders. All income realized by the Funds including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Board. Dividends received shortly after purchase of Funds’ shares by an investor will have the effect of reducing the per share net asset value of his/her shares by the amount of such dividends or distributions. You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Funds.

Federal Withholding: The Funds are required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Funds that your Social Security or Taxpayer Identification Number provided are correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

Medicare Tax:

An additional 3.8% Medicare tax generally will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from each Fund and net gains from redemptions or other taxable dispositions of each Fund’s shares) of U.S. individuals, estates and trusts to the extent that any such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts. Shareholders should consult their tax advisors about the application of federal, state, local and foreign tax law in light of their particular situation. Should additional series, or funds, be created by the Trustees, the Funds would be treated as a separate tax entity for federal tax purposes.

Foreign Account Tax Compliance Act:  Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (i) income dividends paid by each Fund and (ii) certain capital gain distributions and the proceeds arising from the sale of each Fund’s shares paid by each Fund.  FATCA withholding tax generally can be avoided: (i) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information

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about certain direct and indirect ownership of  foreign financial accounts held by U.S. persons with the FFI and (ii) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. The Funds may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA.  Withholding also may be required if a foreign entity that is a shareholder of the Funds fails to provide the Funds with appropriate certifications or other documentation concerning its status under FATCA.

Tax Loss Carryforward:  Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year.  The Funds’ carryforward losses, post-October losses and post December losses are determined only at the end of each fiscal year.  Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. For the fiscal period ended December 31, 2019, the Tactical Growth Allocation Fund had non-expiring short-term tax loss carryforwards of $2,285.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. The Trust’s secretary serves as its Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and providing a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PROXY VOTING POLICIES AND PROCEDURES

The Board has delegated responsibilities for decisions regarding proxy voting for securities held by the Funds to the Adviser and/or Sub-Advisers. A copy of the proxy voting policies of the Adviser and Sub-Advisers are attached hereto as Appendix A. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll free, 1-800-869-1679.  The information also will be available on the SEC’s website at www.sec.gov.  In addition, a copy of the Trust’s proxy voting policies and procedures are also available by calling 1-800-869-1679 and will be sent within three business days of receipt of a request.

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 Appendix A

Adviser Proxy Voting Policy

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Policy

Tactical Fund Advisors, LLC (the “Adviser”), as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our Firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our Firm’s proxy policies and practices.

Our general policy is to refrain from voting proxies because we believe the time cost of voting a proxy typically outweighs the benefits to our clients in aggregate.  From time-to-time we may elect to vote proxies when we believe the benefit outweighs these costs.

The Adviser’s policy when managing accounts for investment companies is to determine how to vote proxies based on our reasonable judgment of that vote most likely to produce favorable financial results for the fund’s shareholders. Proxy votes generally will be cast in favor of proposals that maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer’s board of directors and management, and maintain or increase the rights of shareholders; proxy votes generally will be cast against proposals having the opposite effect. However, the Adviser will consider both sides of each proxy issue.

Our policy and practice includes the responsibility to receive and disclose any potential conflicts of interest and maintaining relevant and required records.

Responsibility

The Designated Supervisor is responsible for implementing and monitoring the Adviser’s proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

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Procedure

The Adviser has adopted procedures to implement the Firm’s policy and reviews to monitor and ensure the Firm’s policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

Procedures for Investment Company Clients

Voting Procedures

Once proxy material has been received, it is then promptly reviewed by the Portfolio Manager. The Portfolio Manager is to evaluate the issues presented. The Portfolio Manager generally vote in a manner consistent with the following Voting Guidelines.

Voting Guidelines

A.

From time to time, it is possible that one the Adviser’s portfolio managers will decide (i) to vote shares held in client accounts he or she manages differently from the vote of another Adviser’s portfolio manager whose client accounts hold the same security or (ii) to abstain from voting on behalf of client accounts he or she manages when another of the Adviser’s portfolio manager is casting votes on behalf of other Adviser client accounts.

The CCO or CIO reviews all proxy votes collected from the Adviser’s portfolio managers prior to such votes being cast. The CCO maintains a log of all votes. The CCO, or their designee, performs a quarterly review of all votes cast by the Adviser to confirm that any conflicting votes were properly handled.

B.

There are many circumstances that might cause the Adviser to vote against an issuer’s board of directors or “management” proposal. These would include, among others, excessive compensation, unusual management stock options, preferential voting and poison pills. The portfolio managers decide these issues on a case-by-case basis.

C.

A portfolio manager may, determine to take no action on a proxy or a specific proxy item and not submit a vote when he or she concludes that the potential benefit of voting is outweighed by the cost, when it is not in the client account’s best interest to vote.

Conflicts of Interest

The Adviser will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of the Adviser with the issuer of each security to determine if the Adviser or any of its Supervised Persons has any financial, business or personal relationship with the issuer.

If a material conflict of interest exists, the CCO will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation. The Adviser will maintain a record of the voting resolution of any conflict of interest.

Recordkeeping

The Designated Supervisor shall retain the following proxy records in accordance with the SEC’s five-year retention requirement.

•

These policies and procedures and any amendments;

•

A record of each vote that the Adviser casts;

•

Any document the Adviser created that was material to making a decision how to vote proxies, or that memorializes that decision including periodic reports to CCO or proxy committee, if applicable.

•

A copy of each written request from a client for information on how the Adviser voted such client’s proxies, and a copy of any written response.

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